As filed with the Securities and Exchange Commission on January 18, 2002



                                                  Registration No. 333 - 83957
                                                                   811 - 09503


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  _____
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 9


                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _____
                               Amendment No. 11



                             SEPARATE ACCOUNT VA C
                          (Exact Name of Registrant)


                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-4520
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Title of Securities Being Registered:  Flexible Premium Variable Annuity
Policies

It is proposed that this filing become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
---

        on _________________ pursuant to paragraph (b) of Rule 485

---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

 X      on March 18, 2002 pursuant to paragraph (a)(1) of Rule 485

---
If appropriate, check the following box:


___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              TRANSAMERICA EXTRA
                                                                VARIABLE ANNUITY

                                                                  Issued Through
                                                           SEPARATE ACCOUNT VA C
                                                                              by
                                             TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2002


This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers forty underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

If you would like more information about the Transamerica EXTRA Variable Annuity, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at:
Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus,
                               ------------------
the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.


For each premium payment you make, Transamerica will add an additional amount to your policy value, referred to as a premium enhancement. The overall expenses for this policy may be higher than the expenses for a similar policy that does not pay a premium enhancement. Over time, the value of the premium enhancement could be more than offset by the higher charges.


Please note that the policies and the separate account investment choices:
 .  Are not bank deposits
 .  Are not federally insured
 .  Are not endorsed by any bank or
   Government agency
 .  Are not guaranteed to achieve their goal
 .  Are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  AEGON/TRANSAMERICA SERIES FUND, INC.
     Alger Aggressive Growth
     American Century Income & Growth
     American Century International

     Gabelli Global Growth
     Goldman Sachs Growth


     Great Companies - America(SM)
     Great Companies - Global/2/
     Great Companies - Technology(SM)
     NWQ Value Equity
     Pilgrim Baxter Mid Cap Growth
     Salomon All Cap
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
     Van Kampen Emerging Growth


  ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, INC. - CLASS B
     Alliance Growth & Income Portfolio
     Alliance Premier Growth Portfolio


  ENDEAVOR SERIES TRUST
     Capital Guardian Global Portfolio
     Capital Guardian U.S. Equity Portfolio
     Capital Guardian Value Portfolio
     Dreyfus Small Cap Value Portfolio
     Dreyfus U.S. Government Securities Portfolio
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
     Endeavor Enhanced Index Portfolio
     Endeavor High Yield Portfolio
     Endeavor Janus Growth Portfolio
     Jennison Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio
     T. Rowe Price International Stock Portfolio

  JANUS ASPEN SERIES - SERVICE SHARES
     Janus Aspen - Aggressive Growth Portfolio
     Janus Aspen - Strategic Value Portfolio
     Janus Aspen - Worldwide Growth Portfolio

  TRAMSAMERICA VARIABLE
  INSURANCE FUND, INC.
     Transamerica VIF Growth Portfolio
     Transamerica VIF Small Company Portfolio


  VARIABLE INSURANCE PRODUCTS FUND
  (VIP) - SERVICE CLASS 2
     Fidelity - VIP Equity-Income Portfolio
     Fidelity - VIP Growth Portfolio

  VARIABLE INSURANCE PRODUCTS FUND II
  (VIP II) - SERVICE CLASS 2
     Fidelity - VIP II Contrafund(R) Portfolio

  VARIABLE INSURANCE PRODUCTS FUND III
  (VIP III) - SERVICE CLASS 2
     Fidelity - VIP III Growth Opportunities Portfolio
     Fidelity - VIP III Mid Cap Portfolio

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

TABLE OF CONTENTS                                                                          Page
GLOSSARY OF TERMS........................................................................

SUMMARY..................................................................................

ANNUITY  POLICY FEE TABLE................................................................

EXAMPLES.................................................................................

1.   THE ANNUITY POLICY..................................................................

2.   PURCHASE............................................................................
     Policy Issue Requirements...........................................................
     Premium Payments....................................................................
     Initial Premium Requirements........................................................
     Additional Premium Payments.........................................................
     Maximum Total Premium Payments......................................................
     Premium Enhancement.................................................................
     Allocation of Premium Payments......................................................
     Policy Value........................................................................

3.   INVESTMENT CHOICES..................................................................
     The Separate Account................................................................
     The Fixed Account...................................................................
     Transfers...........................................................................

4.   PERFORMANCE.........................................................................

5.   EXPENSES............................................................................
     Surrender Charge....................................................................
     Excess Interest Adjustment..........................................................
     Mortality and Expense Risk Fees.....................................................
     Administrative Charges..............................................................
     Premium Taxes.......................................................................
     Federals, State and Local Taxes.....................................................
     Transfer Fee........................................................................
     Managed Annuity Program.............................................................
     Initial Payment Guarantee...........................................................
     Additional Death Distribution ......................................................
     Portfolio Fees and Expenses.........................................................


6.   ACCESS TO YOUR MONEY................................................................
     Surrenders..........................................................................
     Delay of Payment and Transfers......................................................
     Excess Interest Adjustment..........................................................

7.   ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................................................
     Annuity Payment Options.............................................................

8.   DEATH BENEFIT.......................................................................
     When We Pay A Death Benefit.........................................................
     When We Do Not Pay A Death Benefit..................................................
     Deaths After the Annuity Commencement Date..........................................
     Succession of Ownership.............................................................
     Amount of Death Benefit.............................................................
     Guaranteed Minimum Death Benefit....................................................
     Adjusted Partial Surrender..........................................................

9.   TAXES...............................................................................
     Annuity Policies in General.........................................................
     Qualified and Nonqualified Policies.................................................
     Surrenders - Qualified Policies.....................................................
     Surrenders - 403(b) Policies........................................................
     Diversification and Distribution Requirements.......................................
     Surrenders - Nonqualified Policies..................................................
     Taxation of Death Benefit Proceeds..................................................
     Annuity Payments....................................................................
     Annuity Contracts Purchased by Nonresident
        Aliens and Foreign Corporations..................................................
     Transfers, Assignments or Exchanges
        of Policies......................................................................
     Possible Tax Law Changes............................................................
     Separate Account Charges............................................................

10.  ADDITIONAL FEATURES.................................................................
     Systematic Payout Option............................................................
     Family Income Protector.............................................................
     Managed Annuity Program.............................................................
     Initial Payment Guarantee...........................................................
     Additional Death Distribution.......................................................
     Nursing Care and Terminal Condition
        Withdrawal Option................................................................
     Unemployment Waiver.................................................................
     Telephone Transactions..............................................................
     Dollar Cost Averaging Program.......................................................
     Asset Rebalancing...................................................................

11.  OTHER INFORMATION...................................................................
     Ownership...........................................................................
     Assignment..........................................................................
     Transamerica Life Insurance Company.................................................
     The Separate Account................................................................
     Mixed and Shared Funding............................................................
     Exchanges and Reinstatements........................................................
     Voting Rights.......................................................................
     Distributor of the Policy...........................................................
     IMSA................................................................................
     Legal Proceedings...................................................................

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION................................................................

APPENDIX A
Condensed Financial Information

APPENDIX B
Historical Performance Data

APPENDIX C
Policy Variations

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustments.

Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.


Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value-- The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guarantee period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Fixed Account--One or more investment choices under the policy that are part Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner-- The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.


Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments (including any premium enhancement); minus
 .  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus
 . service charges, rider fees, premium taxes, and transfer fees, and any other charges, if any.


Policy Year--A policy year begins on the policy date and on each policy anniversary.

Separate Account--Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.


Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

You (Your)--the owner of the policy.


                             (Note: The SAI contains a more extensive Glossary.)

SUMMARY


The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.   THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: forty subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.


This policy currently offers forty subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with at least 2% annual interest credited for all amounts allocated to the fixed account.


The policy, like all deferred annuities, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.


2.   PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.


Each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

3.   INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios which are described in the underlying fund prospectuses:


Alger Aggressive Growth
American Century Income & Growth
American Century International
Gabelli Global Growth
Goldman Sachs Growth
Great Companies - America(SM)
Great Companies - Global/2/
Great Companies - Technology(SM)
NWQ Value Equity
Pilgrim Baxter Mid Cap Growth
Salomon All Cap
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap
Van Kampen Emerging Growth
Alliance Growth & Income Portfolio - Class B
Alliance Premier Growth - Class B
Capital Guardian Global Portfolio
Capital Guardian U.S. Equity Portfolio
Capital Guardian Value Portfolio
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Jennison Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio
Janus Aspen - Aggressive Growth Portfolio - Service Shares
Janus Aspen - Strategic Value Portfolio - Service Shares
Janus Aspen - Worldwide Growth Portfolio - Service Shares
Transamerica VIF Growth Portfolio
Transamerica VIF Small Company Portfolio
Fidelity - VIP Equity-Income Portfolio - Service Class 2
Fidelity - VIP Growth Portfolio - Service Class 2
Fidelity - VIP II Contrafund(R) Portfolio - Service Class 2

Fidelity - VIP II Growth Opportunities Portfolio - Service Class 2 Fidelity - VIP III Mid Cap Portfolio - Service Class 2

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limits on transfers.


4.   PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data is not intended to indicate future performance.

5.   EXPENSES

Note: The following discussion only applies to policies issued after May 1, 2002. For older policies, see Appendix C.


No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments surrendered within nine years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of guaranteed period option.


We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount. The amount of the total charges depends on the policy year, and on the death benefit you select. If you choose the "Return of Premium Death Benefit," then the total of these charges is at an annual rate of 1.75% for policy years 1 - 9 and 1.30% for policy years 10 and after. If you choose the "Double Enhanced Death Benefit," then the total of these charges is at an annual rate of 2.00% for policy years 1 - 9 and 1.55% for policy years 10 and after.


During the accumulation phase, we deduct an annual service charge of no more than $40 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $100,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.


If you elect the "Managed Annuity Program", there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.


If you elect the Initial Payment Guarantee when you annuitize, then there is a daily fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.


If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.


The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.


6.   ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:
 . 10% of your premium payments less surrenders deemed to be from premium; or . any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.


The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out cumulative interest credited free of excess interest adjustments.


Access to amounts held in qualified plans may be restricted or prohibited.

Unless you elect the Life with Emergency Cash(SM) annuity payment option, you can not take money out during the income phase, although you will be receiving annuity payments.


7.   ANNUITY PAYMENTS  (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program and Initial Payment Guarantee are available as optional riders and they guarantee a minimum amount for each payment.


8.   DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.


Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits when you purchase the policy:
 .  Double Enhanced; and
 .  Return of Premium.


Charges are lower for the Return of Premium Death Benefit than they are for the other death benefit.

These choices are restricted for annuitants and owners over age 80.


After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.


9.   TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. For nonqualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


10.  ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option ("SPO"). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.


 .  You can elect an optional rider that guarantees you a minimum income base.
   This feature is called the "Managed Annuity Program" ("MAP"). There is an extra charge for this rider.


 . You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee" ("IPG"). There is an extra charge for this rider.

 . You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the "Additional Death Distribution" ("ADD"). There is an extra charge for this rider.

 . Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."

 . Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver."

 . You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

 . You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging."

 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing."


These features may not be available in all states, may vary by state and may not be suitable for your particular situation.

11.  OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after your receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value, less any premium enhancement. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.


No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.


Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the premium enhancement, the Managed Annuity Program, Additional Death Distribution and the Initial Payment Guarantee, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after May 1, 2002. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state. Also see Appendix C for a summary of some variations.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2002) is in Appendix A to this prospectus.

12.  INQUIRIES

If you need more information, please contact us at:
     Administrative and Service Office
     Financial Markets Division
     Variable Annuity Department
     Transamerica Life Insurance Company
     4333 Edgewood Road NE
     P.O. Box 3183
     Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

====================================================================================================================================
                                                      ANNUITY POLICY FEE TABLE
====================================================================================================================================
                                                                                    Separate Account Annual Expenses
                 Policy Owner Transaction Expenses                             (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments                                     0   Mortality and Expense Risk Fee/(6)/                  1.60%
Maximum Surrender Charge                                                Administrative Charge                                0.15%
                                                                                                                             -----
    (as a % of premium payments surrendered)/(1)/                   9%   TOTAL SEPARATE ACCOUNT
Annual Service Charge/(2)/                        $0 - $40 Per Policy    ANNUAL EXPENSES                                    1.75%
Transfer Fee/(3)/                                            $0 - $10
                                                                        Optional Separate Account Expenses:
                                                                        ----------------------------------
Optional Rider Expenses:                                                Double Enhanced Death Benefit Fee/(7)/               0.25%
-----------------------                                                                                                      -----
Managed Annuity Program Fee/(4)/                                 0.45%  TOTAL SEPARATE ACCOUNT ANNUAL
Additional Death Distribution Rider Fee/(5)/                     0.25%    EXPENSES WITH HIGHEST OPTIONAL
                                                                          SEPARATE ACCOUNT EXPENSES/(8)/                     2.00%
------------------------------------------------------------------------------------------------------------------------------------
                                                    Portfolio Annual Expenses/(9)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Total
                                                                                                           Rule         Portfolio
                                                                      Management           Other          12b-1          Annual
                                                                         Fees            Expenses          Fees         Expenses
------------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth
American Century Income & Growth
American Century International
Gabelli Global Growth
Goldman Sachs Growth
Great Companies - America(SM)
Great Companies - Global/2/
Great Companies - Technology(SM)
Janus Global (A/T) /(10)/
NWQ Value Equity
Pilgrim Baxter Mid Cap Growth
Salomon All Cap
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap
Van Kampen Emerging Growth
Alliance Growth & Income - Class B
Alliance Premier Growth - Class B
Capital Guardian Global
Capital Guardian U.S. Equity
Capital Guardian Value
Dreyfus Small Cap Value
Dreyfus U.S. Government Securities
Endeavor Asset Allocation
Endeavor Money Market
Endeavor Enhanced Index
Endeavor High Yield
Endeavor Janus Growth
Jennison Growth
T. Rowe Price Equity Income
T. Rowe Price Growth Stock
T. Rowe Price International Stock
Janus Aspen - Aggressive Growth - Service Shares
Janus Aspen - Strategic Value - Service Shares
Janus Aspen - Worldwide Growth - Service Shares
====================================================================================================================================

====================================================================================================================================
                                                  ANNUITY POLICY FEE TABLE CONT......
====================================================================================================================================
                                                                                    Separate Account Annual Expenses
                 Policy Owner Transaction Expenses                             (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments                                     0   Mortality and Expense Risk Fee/(6)/                  1.60%
Maximum Surrender Charge                                                Administrative Charge                                0.15%
                                                                                                                             -----
    (as a % of premium payments surrendered)/(1)/                   9%  TOTAL SEPARATE ACCOUNT
Annual Service Charge/(2)/                        $0 - $40 Per Policy     ANNUAL EXPENSES                                    1.75%
Transfer Fee/(3)/                                            $0 - $100
                                                                        Optional Separate Account Expenses:
                                                                        ----------------------------------
Optional Rider Expenses:                                                Double Enhanced Death Benefit Fee/(7)/               0.25%
-----------------------                                                                                                      -----
Managed Annuity Program Fee/(4)/                                 0.45%  TOTAL SEPARATE ACCOUNT ANNUAL
Additional Death Distribution Rider Fee/(5)/                     0.25%    EXPENSES WITH HIGHEST OPTIONAL
                                                                          SEPARATE ACCOUNT EXPENSES/(8)/                     2.00%
------------------------------------------------------------------------------------------------------------------------------------
                                                   Portfolio Annual Expenses/(9)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Total
                                                                                                           Rule         Portfolio
                                                                      Management          Other           12b-1          Annual
                                                                         Fees            Expenses          Fees         Expenses
------------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
Transamerica VIF Small Company
Fidelity - VIP Equity-Income - Service Class 2
Fidelity - VIP Growth - Service Class 2
Fidelity - VIP II Contrafund(R) - Service Class 2
Fidelity - VIP III Growth Opportunities - Service Class 2
Fidelity - VIP III Mid Cap - Service Class 2
====================================================================================================================================


/(1)/ The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 9% in the year in which the premium payment was made, to 0% in the ninth year after the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender, if surrender occurs during a policy year.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.


/(4)/ The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.



/(5)/ The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.



/(6)/ The mortality and expense risk fee shown (1.60%) is for the "Return of Premium Death Benefit" for policy years 1 - 9. For policy years 10 or more the mortality and expense risk fee is (1.15%).



/(7)/ The fee for the "Double Enhanced Death Benefit" for policy years 1 - 9 is in addition to the mortality and expense risk fee (1.60%). The fee for the "Double Enhanced Death Benefit" for policy years 10 or more is in addition to the mortality and expense risk fee (1.15%).



/(8)/  The Double Enhanced Death Benefit fee is included herein.



/(9)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.


/(10)/ Effective September 1, 2000, the Janus Global subaccount (A/T) was closed to new investors.

EXAMPLES - TABLE A


You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount and assuming no optional riders or features have been selected:


The expenses reflect different mortality and expense risk fees depending on which death benefit you select:


A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit



====================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                                 If the Policy is surrendered     the end of the applicable time
                                                                 at the end of the applicable    period or if the Policy is still
                                                                         time period.               in the accumulation phase.
                                                              ----------------------------------------------------------------------
    Subaccounts                                                  1        3        5       10        1       3       5       10
                                                                Year    Years    Years    Years*   Year   Years   Years    Years*
------------------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth                               A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 American Century Income & Growth                      A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 American Century International                        A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth                                 A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth                                  A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - America(SM)                         A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Global/2/                           A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Technology(SM)                      A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Global (A/T)                                    A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 NWQ Value Equity                                      A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Mid Cap Growth                         A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Salomon All Cap                                       A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Dividend Growth                         A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap                               A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Van Kampen Emerging Growth                            A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth & Income - Class B                    A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Alliance Premier Growth - Class B                     A
                                                       -----------------------------------------------------------------------------
                                                       B
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                               A
                                                       -----------------------------------------------------------------------------
                                                       B
====================================================================================================================================

EXAMPLES - TABLE A continued.........



====================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                                 If the Policy is surrendered     the end of the applicable time
                                                                 at the end of the applicable    period or if the Policy is still
                                                                         time period.               in the accumulation phase.
                                                            ------------------------------------------------------------------------
    Subaccounts                                                  1        3        5       10        1       3       5       10
                                                                Year    Years    Years   Years*     Year   Years   Years    Years*
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                         A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                               A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Small Cap Value                              A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus U.S. Government Securities                   A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Asset Allocation                            A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Money Market                                A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Enhanced Index                              A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor High Yield                                  A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Janus Growth                                A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Jennison Growth                                      A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income                          A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock                           A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price International Stock                    A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth - Service Shares     A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value - Service Shares       A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth - Service Shares      A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth                              A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Small Company                       A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income - Service Class 2       A
                                                      ------------------------------------------------------------------------------
                                                      B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth - Service Class 2              A
                                                      ------------------------------------------------------------------------------
                                                      B
====================================================================================================================================

EXAMPLES - TABLE A continued.........



====================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                                 If the Policy is surrendered     the end of the applicable time
                                                                 at the end of the applicable    period or if the Policy is still
                                                                         time period.               in the accumulation phase.
                                                              ----------------------------------------------------------------------
    Subaccounts                                                  1        3        5       10        1       3       5       10
                                                                Year    Years    Years   Years*     Year   Years   Years   Years*
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)- Service Class 2          A
                                                         ---------------------------------------------------------------------------
                                                          B
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities - Service Class 2 A
                                                         ---------------------------------------------------------------------------
                                                          B
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap - Service Class 2              A
                                                         ---------------------------------------------------------------------------
                                                          B
====================================================================================================================================

EXAMPLES - TABLE B


You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount and assuming both the Managed Annuity Program and Additional Death Distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit



====================================================================================================================================
                                                                                                 If the Policy is annuitized at
                                                                If the Policy is surrendered     the end of the applicable time
                                                                at the end of the applicable    period or if the Policy is still
                                                                        time period.               in the accumulation phase.
                                                              ----------------------------------------------------------------------
    Subaccounts                                                 1        3        5       10      1        3        5       10
                                                               Year    Years    Years   Years*   Year    Years    Years   Years*
------------------------------------------------------------------------------------------------------------------------------------
    Alger Aggressive Growth                              A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    American Century Income & Growth                     A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    American Century International                       A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Gabelli Global Growth                                A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs Growth                                 A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Great Companies - America(SM)                        A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Great Companies - Global/2/                          A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Great Companies - Technology(SM)                     A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Janus Global (A/T)                                   A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    NWQ Value Equity                                     A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Pilgrim Baxter Mid Cap Growth                        A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Salomon All Cap                                      A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    T. Rowe Price Dividend Growth                        A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    T. Rowe Price Small Cap                              A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Van Kampen Emerging Growth                           A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Alliance Growth & Income - Class B                   A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Alliance Premier Growth - Class B                    A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Capital Guardian Global                              A
                                                       -----------------------------------------------------------------------------
                                                         B
------------------------------------------------------------------------------------------------------------------------------------
    Capital Guardian U.S. Equity                         A
                                                       -----------------------------------------------------------------------------
                                                         B
====================================================================================================================================

EXAMPLES - TABLE B continued.....


====================================================================================================================================
                                                                                                     If the Policy is annuitized at
                                                                    If the Policy is surrendered     the end of the applicable time
                                                                    at the end of the applicable    period or if the Policy is still
                                                                            time period.               in the accumulation phase.
                                                                  ------------------------------------------------------------------
   Subaccounts                                                      1        3        5       10      1        3        5       10
                                                                   Year    Years    Years   Years*   Year    Years    Years   Years*
------------------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Value                                      A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Dreyfus Small Cap Value                                     A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Dreyfus U.S. Government Securities                          A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Endeavor Asset Allocation                                   A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Endeavor Money Market                                       A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Endeavor Enhanced Index                                     A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Endeavor High Yield                                         A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Endeavor Janus Growth                                       A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Jennison Growth                                             A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Equity Income                                 A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Growth Stock                                  A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   T. Rowe Price International Stock                           A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen - Aggressive Growth - Service Shares            A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen - Strategic Value - Service Shares              A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen - Worldwide Growth - Service Shares             A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Transamerica VIF Growth                                     A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Transamerica VIF Small Company                              A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Equity-Income - Service Class 2              A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth - Service Class 2                     A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Contrafund(R)- Service Class 2            A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP III Growth Opportunities - Service Class 2   A
                                                            ------------------------------------------------------------------------
                                                               B
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP III Mid Cap - Service Class 2                A
                                                            ------------------------------------------------------------------------
                                                               B
====================================================================================================================================

*In the examples, the 10 year amount is calculated using the 1.30% mortality and expense risk fee and administrative charge for the Return of Premium Death Benefit; and 1.55% mortality and expense risk fee and administrative charge for the Double Enhanced Death Benefit.


Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.


These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.


In the examples, the $40 annual service charge is reflected as a charge of _________% based on an average policy value of $______________ (as of December 31, 2001).

1.   THE ANNUITY POLICY

This prospectus describes the Transamerica EXTRA Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2002. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.


An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.


The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Managed Annuity Program or the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments.


The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.   PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
 .    Transamerica receives all information needed to issue the policy;
 .    Transamerica receives a minimum initial premium payment; and
 .    The annuitant, owner, and any joint owner are age 84 or younger.

We reserve the right to reject any application or premium payment.


Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us to keep it and credit it as soon as possible.


The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments


You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.


Maximum Total Premium Payments


Cumulative premium payments above $1,000,000 require prior approval by Transamerica.


Premium Enhancement


An amount equal to 5% of the initial premium payment will be added to the policy value (4% if you, or any joint owner, are 70 years old or older). The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.


Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.


Transamerica may take back or "recapture" the full dollar amount of any premium enhancement upon the occurrence of any of the following events:



 .    exercise of the right to cancel option;
 .    exercise of the Nursing Care and Terminal Condition Withdrawal Option or
     the Unemployment Waiver within one year from the time we apply the premium enhancement;

 .    a death benefit is payable within one year from the time we apply the premium enhancement; or
 .    annuitization within one year from the time we apply the premium enhancement.


In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment (plus the premium enhancement) to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.


If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.


You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.


You could lose the amount you allocate to the variable subaccounts.


Policy Value


You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York

Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

There are currently forty variable subaccounts available under the policy for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
     Alger Aggressive Growth
Subadvised by American Century Investment
 Management, Inc.
     American Century Income & Growth
     American Century International
Subadvised by Gabelli Asset Management Company
     Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
     Goldman Sachs Growth
Subadvised by Great Companies, L.L.C.
     Great Companies - America(SM)
     Great Companies - Global/2/
     Great Companies - Technology(SM)
Subadvised by NWQ Investment Management Company, Inc.
     NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
     Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc
     Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
Subadvised by Van Kampen Asset Management Inc.
     Van Kampen Emerging Growth

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B
Managed by Alliance Capital Management L.P.
     Alliance Growth & Income Portfolio
     Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
Subadvised by Capital Guardian Trust Company
     Capital Guardian Global Portfolio
     Capital Guardian U.S. Equity Portfolio
     Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
     Dreyfus Small Cap Value Portfolio
     Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
     Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
     Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
     Endeavor Janus Growth Portfolio
Subadvised by Jennison Associates LLC
     Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio

Subadvised by T. Rowe Price International, Inc.

     T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES - SERVICE SHARES
Managed by Janus Capital Corporation
     Janus Aspen - Aggressive Growth Portfolio
     Janus Aspen - Strategic Value Portfolio
     Janus Aspen - Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
     Transamerica VIF Growth Portfolio
     Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
Managed by Fidelity Management & Research Company
     Fidelity - VIP Equity-Income Portfolio
     Fidelity - VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II - SERVICE CLASS 2
Managed by Fidelity Management & Research Company
     Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III -
SERVICE CLASS 2

Managed by Fidelity Management & Research Company
     Fidelity - VIP III Growth Opportunities Portfolio
     Fidelity - VIP III Mid Cap Portfolio


The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. ("A/T")


Subadvised by Janus Capital Corporation
     Janus Global



The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of the other portfolios or underlying funds.



More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which accompany this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.


We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for funds or portflios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.


We guarantee that the interest credited to the fixed account will not be less than 2% per year. At the end of a guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.



Full and partial surrenders and transfers from a guaranteed period option of the fixed account are subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 2% per year, however. We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than 2% per year.



We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than 90% of your fixed account premiums accumulated at 3% less prior surrenders and transfers.


If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

 .    Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice.
     No excess interest adjustment will apply.
 .    Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 .    Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Transfers out of a subaccount must be at least $500, or the entire subaccount value. Transfers of guaranteed period option amounts equal to interest credited must be at least $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.



Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 2.0% (the guaranteed minimum).



During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.


Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."


The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other limitations or restrictions on transfers by some or all policy owners or specifically prohibit transfers by any owners who, in our view, has abused or appears likely to abuse the transfer privilege.


4.   PERFORMANCE


Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options or riders. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.



Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement.



Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.


We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.


5.   EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charge


During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). Cash value is the adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses. After the first year, you can surrender up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium) or any gains in the policy once each policy year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment:


-------------------------------------------------------------
      Number of Years                 Surrender Charge
       Since Premium                 (as a percentage of
        Payment Date                premium surrendered)
-------------------------------------------------------------
            0-1                              9%
            1-2                              8%
            2-3                              7%
            3-4                              6%
            4-5                              5%
            5-6                              4%
            6-7                              3%
            7-8                              2%
            8-9                              1%
         9 or more                           0%
-------------------------------------------------------------


For example, assume your premium payments total $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than the free amount ($10,000), you would pay a surrender charge of $1,600 on the $20,000 remaining after the free percentage (8% of ($30,000--$10,000)).



Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].



You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any negative excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.



Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.


Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Excess Interest Adjustment


Surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 2% per year or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.


Mortality and Expense Risk Fee


We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy.



During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.60% for the first nine policy years and 1.15% thereafter; and for the Double Enhanced Death Benefit the daily mortality and expense risk fee is 0.25% higher at an annual rate of 1.85% for the first nine policy years and 1.40% thereafter. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges


We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This daily charge is equal to an annual rate of 0.15% of the daily net asset value of the separate account during both the accumulation phase and the income phase.


In addition, an annual service charge of $40 (but no more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

 .    you begin receiving annuity payments;
 .    you surrender the policy; or

 .    the annuitant dies and a death benefit is paid.


Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee


You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.



Managed Annuity Program



If you elect the Managed Annuity Program, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.



Initial Payment Guarantee



If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.


Additional Death Distribution


If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.


Portfolio Fees and Expenses


The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6.   ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:
 .     by making a surrender (either a complete or partial surrender); or
 .     by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take out up to the greater of 10% of your premium payments (less partial surrenders deemed to be premium) or any gains in the policy free of surrender charges once each year.

Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial unless you elect a Life With Emergency Cash(SM) payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payments from the separate account if:
 .    the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .    an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .    the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment


Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.


Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.


There will be no excess interest adjustment on any of the following:
 .    surrenders of cumulative interest credited;
 .    nursing care and terminal condition withdrawals;
 .    unemployment surrenders;
 .    surrenders to satisfy any minimum distribution requirements; and

 .    Systematic Payout Option payments, which do not exceed cumulative interest credited divided by the number of payouts made per year.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.


The excess interest adjustment may vary by state and may not be applicable in all states.


7.   ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity commencement date is 30 days after you purchase your policy.


Election of Annuity Payment Option. Before the annuity commencement date, if the
----------------------------------
annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).


Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options


The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity Program). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the Managed Annuity Program could provide a higher annuitization value). If the adjusted policy value on the annuity commencement date is less than $2,000, we reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)



Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes only occur annually under the Managed Annuity Program and Initial Payment Guarantee.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.


Payment Option 1--Interest Payments. We will pay the interest on the amount we
-----------------------------------
use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.



Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose. No funds will remain at the end of the period.



Payment Option 3--Life Income. You may choose between:
-----------------------------

 .    No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
 .    10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.

 .    Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

 .    Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the annuitant's lifetime. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)



Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.



Payment Option 5--Joint and Survivor Annuity. You may choose between:
--------------------------------------------
 .    No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
 .    Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)



NOTE CAREFULLY:



IF:
 .    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity with No Period Certain; and
 .    the annuitant dies before the due date of the second (third, fourth, etc.)
     annuity payment;
THEN:
 .    we may make only one (two, three, etc.) annuity payments.

IF:
 .    you choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .    the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 .    the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
 .    you choose Life with Emergency Cash(SM); and
 .    the annuitant dies before age 100,
THEN:

 .    a Life with Emergency Cash(SM) death benefit will be paid.


We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

8.   DEATH BENEFIT


We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.


When We Pay A Death Benefit

We will pay a death benefit IF:

 .    you are both the annuitant and sole owner of the policy; and

 .    you die before the annuity commencement date


We will pay a death benefit to you (owner) IF:
 .    you are not the annuitant; and
 .    the annuitant dies before the annuity commencement date.


If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.


When We Do Not Pay A Death Benefit


We will not pay a death benefit IF:

 .    you are not the annuitant; and
 .    you die prior to the annuity commencement date;


Please note the new owner (unless it is the spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.



Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.



Death After the Annuity Commencement Date:



The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.



IF:
 .    you are not the annuitant; and
 .    you die on or after the annuity commencement date; and
 .    the entire interest in the policy has not been paid to you;


THEN:
 .    the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.



IF:
 .    you are receiving annuity payments under the Life with Emergency Cash(SM);
     and
 .    the annuitant dies before age 100,


THEN:
 .    a Life with Emergency Cash(SM) death benefit will be paid.



Succession of Ownership



If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:


 .    any surviving owner;
 .    primary beneficiary;
 .    contingent beneficiary; or
 .    owner's estate.


Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit generally will be the greatest of:
 .    policy value on the date we receive the required information; or
 .    cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
 .    guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.


Guaranteed Minimum Death Benefit


Note: The following generally applies, depending on the state of issue, to policies issued after May 1, 2002. For other policies, see Appendix C.



On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).



After the policy is issued, you cannot make an election and the death benefit cannot be changed.

There is an extra charge for guaranteed minimum death benefit A.


A.   Double Enhanced Death Benefit



     The death benefit under this option is the greater of 1 or 2 below:


     1.   The 6% Annually Compounding through age 80
          Death Benefit is:
          .   the total premium payments; less
          .   any adjusted partial surrenders; plus
          .   interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.


     2.   The Monthly Step-Up through age 80 Death Benefit is equal to:
          . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81/st/ birthday; plus
          . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
          . any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.



          This benefit is not available if the owner or annuitant is age 81 or older on the policy date.


B.   Return of Premium Death Benefit



     The Return of Premium Death Benefit is:
     .    total premium payments; less
     . any adjusted partial surrenders (discussed below) as of the date of death.



     The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option than for the other.


IF, under either death benefit option:
     . the surviving spouse (as beneficiary or sole-surviving owner) elects to continue the policy instead of receiving the death benefit; and
     .    the guaranteed minimum death benefit is greater than the policy value;



THEN:
     . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.


Adjusted Partial Surrender


When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. For certain death benefits an amount will be available free of adjustments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial surrender" in your policy.


9.   TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.


Simply stated, these rules generally provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments and tax deferral will not apply. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.


Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 .    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 .    Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.
 .    Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and
     self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
 .    Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.


Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

 .    the amount that can be contributed to the policy during any year;

 .    the time when amounts can be paid from the policy; and
 .    the amount of any death benefit that may be allowed.


In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders -- 403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when a owner:
 .    reaches age 59 1/2;
 .    leaves his/her job;
 .    dies;
 .    becomes disabled (as that term is defined in the Internal Revenue Code); or
 .    declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). The premium enhancement will be considered earnings. Different rules apply for annuity payments. See "Annuity Payments" below.


The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax.

They include any amounts:
 .    paid on or after the taxpayer reaches age 59 1/2;
 .    paid after an owner dies;
 .    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .    paid under an immediate annuity; or
 .    which come from premium payments made prior to August 14, 1982.

All non-qualified deferred policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds


Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

 .    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 .    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.


Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 .    Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 .    Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.


The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Managed Annuity Program and the Initial Payment Guarantee rider should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations


The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.


Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges


It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Additional Death Distribution rider as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Additional Death Distribution rider or any other optional benefit provided under the policy should be treated as taxable surrenders , we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10.  ADDITIONAL FEATURES


Systematic Payout Option


You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be premium); and
(2)  is any gains in the policy.


This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.


Family Income Protector

The feature formerly known as the Family Income Protector is now known as the Managed Annuity Program. See the details below. Please note that if you upgrade your minimum annuitization value under the Family Income Protector, you will receive the Managed Annuity Program.

Managed Annuity Program

The optional "Managed Annuity Program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 91 years old or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.


You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date
-------------------
the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:

 .    the minimum income base on the rider date; plus
 .    any subsequent premium payments; minus
 .    any subsequent surrenders;
 .    each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .    any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options. The Managed Annuity Program payment options are:
 .    Life Income--An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 .    Joint and Full Survivor--An election may be made for "No Period Certain" or
     "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .    You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .    The annuitant dies before the due date of the second (third, fourth, etc.)
     annuity payment;
THEN:
 .    We will make only one (two, three, etc.) annuity payments.

IF:
 .    You annuitize using the Managed Annuity Program before the 10/th/ rider anniversary;
THEN:
 .    the first payment will be calculated with an annuity factor age adjustment.
     See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity
-----------------------------
Program before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:


                  Number of Years             Age Adjustment:
                     Since the           Number of Years Subtracted
                    Rider Date                 from Your Age
                       0-1                          10
                       1-2                           9
                       2-3                           8
                       3-4                           7
                       4-5                           6
                       5-6                           5
                       6-7                           4
                       7-8                           3
                       8-9                           2
                      9-10                           1
              more than 10                           0

Managed Annuity Program Annuity Payments. The minimum income base is used solely
----------------------------------------
to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.


Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0 % assumed investment return) that provide for higher payment levels for a given policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.


If you upgrade:
 .    the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .    the new fees, thresholds and factors may be higher (or lower) than before;
     and
 .    the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect to upgrade.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize
-----------------------------------------------------
using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.


NOTE CAREFULLY:
 .    If you annuitize at any time other than indicated above, you cannot use the
     Managed Annuity Program.
 .    If you annuitize before the 10/th/ rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed
--------------------------------------
Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.


During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum income
---------------------------
base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the base policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.


Termination. The Managed Annuity Program will terminate upon the earliest of the
-----------
following:

 .    the date we receive written notice from you requesting termination of the
     Managed Annuity Program (you may not terminate the rider before the first rider anniversary);
 .    annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);
 .    upgrade of the minimum income base (although a new rider will be issued);
 .    termination of your policy; or
 .    30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program described in this prospectus uses a 3.0% assumed investment return to calculate the first payment. Therefore, for a given dollar amount of policy value applied to an annuity payment option, the initial payment will be lower with the Managed Annuity Program than with the Initial Payment Guarantee.

The Managed Annuity Program may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the Managed Annuity Program differ from the above description. New Jersey residents should see the separate supplement describing the Managed Annuity Program for New Jersey.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in
---------
addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.


The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only
--------------------------
at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.


The Initial Payment Guarantee uses a 5.0% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.
-----------

The Initial Payment Guarantee benefit may vary by state and may not be available in all states.

Additional Death Distribution

The optional "Additional Death Distribution" pays an Additional Death Distribution amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, under certain circumstances. The Additional Death Distribution will not be paid unless (a) the rider is in force,
(b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The Additional Death Distribution is available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only
------------------------------------
payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
 .    the Additional Death Distribution factor (see below) multiplied by
 .    the rider earnings on the date the death benefit is calculated.


Rider earnings equal:
 .    the policy death benefit; minus
 .    policy value on the rider date; minus
 .    premium payments after the rider date; plus
 .    surrenders after the rider date that exceed the rider earnings on the date of the surrender.


No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a surrender on the Additional Death Distribution.


Spousal Continuation.  If a spouse elects to continue the policy instead of
--------------------
receiving a death benefit and Additional Death Distribution, the spouse has the following options:
 .    Continue the policy and receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81; however, it would only cover gains from the time of such election going forward; or
 .    Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Additional Death Distribution based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Additional Death Distribution is payable.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are not rider earnings).

Termination.  The rider will remain in effect until:
-----------
 .    you cancel it by notifying our service center in writing,
 .    the policy is annuitized or surrendered, or
 .    the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider..

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a competent tax adviser before electing this rider for any qualified plan.

The Additional Death Distribution may vary by state and may not be available in all states.

Nursing Care and Terminal Condition
Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:

 .    confined in a hospital or nursing facility for 30 days in a row; or
 .    diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver


No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, fired, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 .    employed full time for at least two years prior to becoming unemployed;
 .    employed full time on the policy date;
 .    unemployed for at least 60 days in a row at the time of the surrender;
 .    must have a minimum cash value at the time of surrender of $5,000; and
 .    you (or your spouse) must be receiving unemployment benefits.


You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.


You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy or rider for details and conditions.


Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:
 .    you select the "Telephone Transfer/Reallocation Authorization" box in the
     policy enrollment form or enrollment information; or
 .    you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.


Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.


We may deny telephone transaction privileges to market timers.


We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.

Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.

There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.


Traditional Dollar Cost Averaging. During the accumulation phase, you may
---------------------------------
instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into one or more variable subaccounts in the allocations you specified.

You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.


NOTE CAREFULLY:

 .    If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated for that program will remain where it is at until the minimum amount is reached or you transfer the funds out.
 .    If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.


Special Dollar Cost Averaging. During the accumulation phase, you may elect to
-----------------------------
allocate premium payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the underlying fund subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.


Both Dollar Cost Averaging Programs. If you elect Dollar Cost Averaging and have
-----------------------------------
multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).


If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:


 .    a new Dollar Cost Averaging program will be started using the previous instructions; or
 .    if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.


NOTE CAREFULLY:

 .    If we do not receive all necessary information to begin a Special Dollar
     Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the traditional Dollar Cost Averaging fixed account.


If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 2%.



The Dollar Cost Averaging program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.


Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


11.  OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all state except New York, the District of Columbia, and Guam.


All obligations arising under the policy, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA C (formerly PFL Life Variable Annuity Account C), under the laws of the State of Iowa on February 20, 1997. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policy are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under the policy.


Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).


You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer).

You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.


Voting Rights

Transamerica will vote all shares of the underlying funds held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.


Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policy


AFSG Securities Corporation is the principal underwriter of the policy. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 7% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policy under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policy.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.
Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:
 .  The administrative charge;
 .  The surrender charge;
 .  The mortality and expense risk fee;
 .  Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and
 .  Investment earnings on amounts allocated to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Managed Annuity Program -Additional Information
Additional Death Distribution - Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

               (For policies purchased on or after May 2, 2002)


The "Return of Premium Death Benefit" with Total Separate Account Annual Expenses of 1.75% for policy years 1 - 9 and 1.30% thereafter; and the "Double Enhanced Death Benefit" with Total Separate Account Annual Expenses of 2.00% for policy years 1 - 9 and 1.55% thereafter, were not offered as of December 31, 2001, therefore condenced financial data is not available that reflects those death benefits.

                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2002)


The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

      Annual Step-Up through age 80 Death Benefit for policy years 1 - 9*

                (Total Separate Account Annual Expenses: 1.75%)


------------------------------------------------------------------------------------------------------------------------------------
                                                                         Accumulation         Accumulation           Number of
                                                                          Unit Value           Unit Value          Accumulation
  Subaccount                                                            at Beginning of         at End of          Units at End
                                                                             Year                 Year                of Year
------------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth
       2001..........................................................     $ 0.72627
       2000..........................................................     $1.077064            $ 0.72627           6,641,329.720
       1999/(1)/.....................................................     $1.000000            $1.077064               1,000.000
------------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth
       2001/(4)/ ...................................................      $1.000000
------------------------------------------------------------------------------------------------------------------------------------
American Century International
       2001/(4)/....................................................      $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth
       2001.........................................................      $0.937435
       2000/(3)/....................................................      $1.000000            $0.937435             333,402.505
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth
       2001..........................................................     $0.945062
       2000..........................................................     $1.045413            $0.945062             919,451.682
       1999/(1)/.....................................................     $1.000000            $1.045413               1,000.000
------------------------------------------------------------------------------------------------------------------------------------
Great Companies - America(SM)
       2001/(4)/.....................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/
       2001..........................................................     $0.949462
       2000/(3)/.....................................................     $1.000000            $0.949462              52,080.280
------------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM)
       2001/(4)/.....................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)
       2001..........................................................     $0.885399
       2000..........................................................     $1.092565            $0.885399           5,511,858.360
       1999/(1)/.....................................................     $1.000000            $1.092565               1,000.000
------------------------------------------------------------------------------------------------------------------------------------

      Annual Step-Up through age 80 Death Benefit for policy years 1 - 9*
                (Total Separate Account Annual Expenses: 1.75%)
                           continued..........

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Accumulation         Accumulation           Number of
                                                                          Unit Value           Unit Value          Accumulation
  Subaccount                                                            at Beginning of         at End of          Units at End
                                                                             Year                 Year                of Year
------------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity
       2001..........................................................     $1.182162
       2000..........................................................     $1.044142            $1.182162           509,957.335
       1999/(1)/.....................................................     $1.000000            $1.044142            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth
       2001..........................................................     $0.921377
       2000..........................................................     $1.095095            $0.921377          3,7767,955.356
       1999/(1)/.....................................................     $1.000000            $1.095095            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap
       2001..........................................................     $1.208438
       2000..........................................................     $1.039339            $1.208438          1,614,373.543
       1999/(1)/.....................................................     $1.000000            $1.039339            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth
       2001..........................................................     $1.095477
       2000..........................................................     $1.014481            $1.095477           386,487.013
       1999/(1)/.....................................................     $1.000000            $1.014481            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap
       2001..........................................................     $0.973385
       2000..........................................................     $1.081865            $0.973385           870,777.978
       1999/(1)/.....................................................     $1.000000            $1.081865            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Van Kampen Emerging Growth
       2001/(4)/.....................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Alliance Growth & Income
       2001/(4)/.....................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Alliance Premier Growth
       2001/(4)/.....................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Global*
       2001..........................................................     $0.902170
       2000..........................................................     $1.085224            $0.902170          2,388,057.421
       1999/(1)/.....................................................     $1.000000            $1.085224            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian U.S. Equity
       2001..........................................................     $1.006125
       2000/(3)/.....................................................     $1.000000            $1.006125           390,573.905
------------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Value*
       2001..........................................................     $1.045639
       2000..........................................................     $1.007713            $1.045639          1,089,161.033
       1999/(1)/.....................................................     $1.000000            $1.007713            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value
       2001..........................................................     $1.178786
       2000..........................................................     $1.080284            $1.178786          2,134,959.549
       1999/(1)/.....................................................     $1.000000            $1.080284            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
       2001..........................................................     $1.066980
       2000..........................................................     $0.985468            $1.066980           286,206.168
       1999/(1)/.....................................................     $1.000000            $0.985468            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Asset Allocation
       2001..........................................................     $0.960707
       2000..........................................................     $1.039095            $0.960707          4,665,391.166
       1999/(1)/.....................................................     $1.000000            $1.039095            1,000.000
------------------------------------------------------------------------------------------------------------------------------------

      Annual Step-Up through age 80 Death Benefit for policy years 1 - 9*
                (Total Separate Account Annual Expenses: 1.75%)
                              continued..........

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Accumulation         Accumulation           Number of
                                                                          Unit Value           Unit Value          Accumulation
  Subaccount                                                            at Beginning of         at End of          Units at End
                                                                             Year                 Year                of Year
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Money Market
       2001..........................................................     $1.043380
       2000..........................................................     $1.001803            $1.043380          4,205,444.439
       1999/(1)/.....................................................     $1.000000            $1.001803           142,117.867
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Enhanced Index
       2001..........................................................     $0.903591
       2000..........................................................     $1.032110            $0.903591          2,922,528.254
       1999/(1)/.....................................................     $1.000000            $1.032110            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor High Yield
       2001..........................................................     $0.927487
       2000..........................................................     $0.995199            $0.927487           362,385.527
       1999/(1)/.....................................................     $1.000000            $0.995199            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Janus Growth
       2001..........................................................     $0.713643
       2000..........................................................     $1.028369            $0.713643         16,335,229.338
       1999/(1)/.....................................................     $1.000000            $1.028369            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Jennison Growth*
       2001..........................................................     $0.871768
       2000..........................................................     $1.003139            $0.871768           399,841.857
       1999/(1)/.....................................................     $1.000000            $1.003139            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income
       2001..........................................................     $1.115513
       2000..........................................................     $1.010544            $1.115513          1,356,224.407
       1999/(1)/.....................................................     $1.000000            $1.010544            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
       2001..........................................................     $1.033869
       2000..........................................................     $1.057273            $1.033869          1,715,075.567
       1999/(1)/.....................................................     $1.000000            $1.057273            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price International Stock
       2001..........................................................     $0.867514
       2000..........................................................     $1.079826            $0.867514          1,851,974.432
       1999/(1)/.....................................................     $1.000000            $1.079826            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth
       2001..........................................................     $0.737868
       2000/(3)/.....................................................     $1.000000            $0.737868           240,469.757
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
       2001..........................................................     $0.998150
       2000/(3)/.....................................................     $1.000000            $0.998150           241,985.580
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
       2001..........................................................     $0.887128
       2000/(3)/.....................................................     $1.000000            $0.887128           607,065.813
------------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth
       2001..........................................................     $1.015903
       2000..........................................................     $1.145372            $1.015903          4,023,804.760
       1999/(1)/.....................................................     $1.000000            $1.145372            1,000.000
------------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Small Company
       2001/(4)/....................................................       $1.000000
------------------------------------------------------------------------------------------------------------------------------------

      Annual Step-Up through age 80 Death Benefit for policy years 1 - 9*
                (Total Separate Account Annual Expenses: 1.75%)
                              continued..........

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Accumulation         Accumulation           Number of
                                                                          Unit Value           Unit Value          Accumulation
  Subaccount                                                            at Beginning of         at End of          Units at End
                                                                             Year                 Year                of Year
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income
       2001.........................................................       $1.081814
       2000/(2)/....................................................       $1.000000            $1.081814          171,843.708
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R)
       2001.........................................................       $0.920429
       2000/(2)/....................................................       $1.000000            $0.920429          353,301.404
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities
       2001.........................................................       $0.846377
       2000/(2)/....................................................       $1.000000            $0.846377          171,659.120
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap
       2001.........................................................       $1.112079
       2000/(2)/....................................................       $1.000000            $1.112079          526,554.998
------------------------------------------------------------------------------------------------------------------------------------


/(1)/ Period from December 13, 1999 through December 31, 1999.
/(2)/ Period from May 1, 2000 through December 31, 2000.
/(3)/ Period from October 9, 2000 through December 31, 2000.

/(4)/ Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002, the death benefits available under the policy were changed to (1) Return of Premium Death Benefit and (2) Double Enhanced Death Benefit
** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before these changes.

   Annual Step-Up through age 80 Death Benefit for policy years 10 or more*
                (Total Separate Account Annual Expenses: 1.55%)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Accumulation         Accumulation           Number of
                                                                          Unit Value           Unit Value          Accumulation
  Subaccount                                                            at Beginning of         at End of          Units at End
                                                                             Year                 Year                of Year
------------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
American Century International
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Great Companies - America(SM)
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM)
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Global*
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian U.S. Equity
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Value*
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Asset Allocation
       2001/(1)/.......................................................   $1.000000
------------------------------------------------------------------------------------------------------------------------------------

   Annual Step-Up through age 80 Death Benefit for policy years 10 or more*
                (Total Separate Account Annual Expenses: 1.55%)
                              continued..........

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Accumulation         Accumulation           Number of
                                                                          Unit Value           Unit Value          Accumulation
  Subaccount                                                            at Beginning of         at End of          Units at End
                                                                             Year                 Year                of Year
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Money Market
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Enhanced Index
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor High Yield
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Endeavor Janus Growth
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Jennison Growth*
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price International Stock
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen - Aggressive Growth
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Small Company
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R)
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap
       2001/(1)/......................................................     $1.000000
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002, the death benefits available under the policy were changed to (1) Return of Premium Death Benefit; and (2) Double Enhanced Death Benefit.
** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before these changes.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market
--------------------------------
Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Other Subaccounts. The yield of a subaccount (other than the Endeavor Money
-----------------
Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.


The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The redemption value will, of course, reflect the premium enhancement.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax or rider charge is applicable to a particular policy, or the riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.


Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative and distribution charge. Performance figures will reflect one or more of the following mortality and expense risk fees: the 1.85% mortality and expense risk fee for the Double Enhanced Death Benefit for policy years 1 - 9; 1.40% mortality and expense risk fee for the Double Enhanced Death Benefit for policy years 10 or more; 1.60% mortality and expense risk fee for the Return of Premium Death Benefit for policy years 1 - 9 and the 1.15% mortality and expense risk fee for the Return of Premium Death Benefit for policy years 10 or more. Standard total return calcuations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 total return figures do reflect a 5% premium enhancement. If they did not, the returns would be lower. Table 1 figures do not reflect any charge for riders or other optional features.

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1 - A
                                             Standardized Average Annual Total Returns
                                     (Assuming A Surrender Charge and a 5% Premium Enhancement
                                 and No Managed Annuity Program or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                   Double Enhanced Death Benefit
           (Total Separate Account Annual Expenses: 2.00% for policy years 1 - 9 and 1.55 % for policy years 10 or more)
---------------------------------------------------------------------------------------------------------------------------------
                                                               1 Year        5 Year     Inception of the        Subaccount
                                                                Ended         Ended      Subaccount to          Inception
  Subaccount                                                  12/31/01      12/31/01        12/31/01               Date
---------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                   December 13, 1999
   American Century Income & Growth                                                                             May 1, 2001
   American Century International                                                                               May 1, 2001
   Gabelli Global Growth                                                                                      October 9, 2000
   Goldman Sachs Growth                                                                                      December 13, 1999
   Great Companies - America(SM)                                                                                May 1, 2001
   Great Companies - Global/2/                                                                                October 9, 2000
   Great Companies - Technology(SM)                                                                             May 1, 2001
   Janus Global (A/T) /(1)/                                                                                  December 13, 1999
   NWQ Value Equity                                                                                          December 13, 1999
   Pilgrim Baxter Mid Cap Growth                                                                             December 13, 1999
   Salomon All Cap                                                                                           December 13, 1999
   T. Rowe Price Dividend Growth                                                                             December 13, 1999
   T. Rowe Price Small Cap                                                                                   December 13, 1999
   Van Kampen Emerging Growth                                                                                   May 1, 2001
   Alliance Growth & Income - Class B                                                                           May 1, 2001
   Alliance Premier Growth - Class B                                                                            May 1, 2001
   Capital Guardian Global/(2)/                                                                              December 13, 1999
   Capital Guardian U.S. Equity                                                                               October 9, 2000
   Capital Guardian Value/(2)/                                                                               December 13, 1999
   Dreyfus Small Cap Value                                                                                   December 13, 1999
   Dreyfus U.S. Government Securities                                                                        December 13, 1999
   Endeavor Asset Allocation                                                                                 December 13, 1999
   Endeavor Enhanced Index                                                                                   December 13, 1999
   Endeavor High Yield                                                                                       December 13, 1999
   Endeavor Janus Growth                                                                                     December 13, 1999
   Jennison Growth/(2)/                                                                                      December 13, 1999
   T. Rowe Price Equity Income                                                                               December 13, 1999
   T. Rowe Price Growth Stock                                                                                December 13, 1999
   T. Rowe Price International Stock                                                                         December 13, 1999
   Janus Aspen - Aggressive Growth - Service Shares                                                           October 9, 2000
   Janus Aspen - Strategic Value - Service Shares                                                             October 9, 2000
   Janus Aspen - Worldwide Growth - Service Shares                                                            October 9, 2000
   Transamerica VIF Growth                                                                                   December 13, 1999
   Transamerica VIF Small Company                                                                               May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2                                                               May 1, 2000
   Fidelity - VIP Growth - Service Class 2                                                                      May 1, 2001
   Fidelity - VIP II Contrafund(R)- Service Class 2                                                             May 1, 2000
   Fidelity - VIP III Growth Opportunities - Service Class 2                                                    May 1, 2000
   Fidelity - VIP III Mid Cap - Service Class 2                                                                 May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1 - B
                                             Standardized Average Annual Total Returns
                                     (Assuming A Surrender Charge and a 5% Premium Enhancement
                                 and No Managed Annuity Program or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Return of Premium
           (Total Separate Account Annual Expenses: 1.75% for policy years 1 - 9 and 1.30% for policy years 10 or more)
---------------------------------------------------------------------------------------------------------------------------------
                                                               1 Year        5 Year     Inception of the        Subaccount
                                                                Ended         Ended      Subaccount to          Inception
  Subaccount                                                  12/31/01      12/31/01        12/31/01               Date
---------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                  December 13, 1999
   American Century Income & Growth                                                                            May 1, 2001
   American Century International                                                                              May 1, 2001
   Gabelli Global Growth                                                                                     October 9, 2000
   Goldman Sachs Growth                                                                                     December 13, 1999
   Great Companies - America(SM)                                                                               May 1, 2001
   Great Companies - Global/2/                                                                               October 9, 2000
   Great Companies - Technology(SM)                                                                            May 1, 2001
   Janus Global (A/T) /(1)/                                                                                 December 13, 1999
   NWQ Value Equity                                                                                         December 13, 1999
   Pilgrim Baxter Mid Cap Growth                                                                            December 13, 1999
   Salomon All Cap                                                                                          December 13, 1999
   T. Rowe Price Dividend Growth                                                                            December 13, 1999
   T. Rowe Price Small Cap                                                                                  December 13, 1999
   Van Kampen Emerging Growth                                                                                  May 1, 2001
   Alliance Growth & Income - Class B                                                                          May 1, 2001
   Alliance Premier Growth - Class B                                                                           May 1, 2001
   Capital Guardian Global/(2)/                                                                             December 13, 1999
   Capital Guardian U.S. Equity                                                                              October 9, 2000
   Capital Guardian Value/(2)/                                                                              December 13, 1999
   Dreyfus Small Cap Value                                                                                  December 13, 1999
   Dreyfus U.S. Government Securities                                                                       December 13, 1999
   Endeavor Asset Allocation                                                                                December 13, 1999
   Endeavor Enhanced Index                                                                                  December 13, 1999
   Endeavor High Yield                                                                                      December 13, 1999
   Endeavor Janus Growth                                                                                    December 13, 1999
   Jennison Growth(2)                                                                                       December 13, 1999
   T. Rowe Price Equity Income                                                                              December 13, 1999
   T. Rowe Price Growth Stock                                                                               December 13, 1999
   T. Rowe Price International Stock                                                                        December 13, 1999
   Janus Aspen - Aggressive Growth - Service Shares                                                          October 9, 2000
   Janus Aspen - Strategic Value - Service Shares                                                            October 9, 2000
   Janus Aspen - Worldwide Growth - Service Shares                                                           October 9, 2000
   Transamerica VIF Growth                                                                                  December 13, 1999
   Transamerica VIF Small Company                                                                              May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2                                                              May 1, 2000
   Fidelity - VIP Growth - Service Class 2                                                                     May 1, 2001
   Fidelity - VIP II Contrafund(R)- Service Class 2                                                            May 1, 2000
   Fidelity - VIP III Growth Opportunities - Service Class 2                                                   May 1, 2000
   Fidelity - VIP III Mid Cap - Service Class 2                                                                May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest your money in this subaccount.
/(2)/ Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the rider charge for any optional rider; and Table 2 does not reflect a 5% premium enhancement.

--------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 2 - A
                                           Non-Standardized Average Annual Total Returns
                                      (Assuming No Surrender Charge, 5% Premium Enhancement,
                                     Managed Annuity Program or Additional Death Distribution)
--------------------------------------------------------------------------------------------------------------------------------
                                                   Double Enhanced Death Benefit
           (Total Separate Account Annual Expenses: 2.00% for policy years 1 - 9 and 1.55% for policy years 10 or more)

--------------------------------------------------------------------------------------------------------------------------------
                                                               1 Year         5 Year     Inception of the       Subaccount
                                                               Ended          Ended       Subaccount to         Inception
  Subaccount                                                  12/31/01       12/31/01        12/31/01              Date
--------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                  December 13, 1999
   American Century Income & Growth                                                                            May 1, 2001
   American Century International                                                                              May 1, 2001
   Gabelli Global Growth                                                                                     October 9, 2000
   Goldman Sachs Growth                                                                                     December 13, 1999
   Great Companies - America(SM)                                                                               May 1, 2001
   Great Companies - Global/2/                                                                               October 9, 2000
   Great Companies - Technology(SM)                                                                            May 1, 2001
   Janus Global (A/T) /(1)/                                                                                 December 13, 1999
   NWQ Value Equity                                                                                         December 13, 1999
   Pilgrim Baxter Mid Cap Growth                                                                            December 13, 1999
   Salomon All Cap                                                                                          December 13, 1999
   T. Rowe Price Dividend Growth                                                                            December 13, 1999
   T. Rowe Price Small Cap                                                                                  December 13, 1999
   Van Kampen Emerging Growth                                                                                  May 1, 2001
   Alliance Growth & Income - Class B                                                                          May 1, 2001
   Alliance Premier Growth - Class B                                                                           May 1, 2001
   Capital Guardian Global/(2)/                                                                             December 13, 1999
   Capital Guardian U.S. Equity                                                                              October 9, 2000
   Capital Guardian Value(2)                                                                                December 13, 1999
   Dreyfus Small Cap Value                                                                                  December 13, 1999
   Dreyfus U.S. Government Securities                                                                       December 13, 1999
   Endeavor Asset Allocation                                                                                December 13, 1999
   Endeavor Enhanced Index                                                                                  December 13, 1999
   Endeavor High Yield                                                                                      December 13, 1999
   Endeavor Janus Growth                                                                                    December 13, 1999
   Jennison Growth/(2)/                                                                                     December 13, 1999
   T. Rowe Price Equity Income                                                                              December 13, 1999
   T. Rowe Price Growth Stock                                                                               December 13, 1999
   T. Rowe Price International Stock                                                                        December 13, 1999
   Janus Aspen - Aggressive Growth - Service Shares                                                          October 9, 2000
   Janus Aspen - Strategic Value - Service Shares                                                            October 9, 2000
   Janus Aspen - Worldwide Growth - Service Shares                                                           October 9, 2000
   Transamerica VIF Growth                                                                                  December 13, 1999
   Transamerica VIF Small Company                                                                              May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2                                                              May 1, 2000
   Fidelity - VIP Growth - Service Class 2                                                                     May 1, 2001
   Fidelity - VIP II Contrafund(R)- Service Class 2                                                            May 1, 2000
   Fidelity - VIP III Growth Opportunities - Service Class                                                     May 1, 2000
   Fidelity - VIP III Mid Cap - Service Class 2                                                                May 1, 2000
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 2 - B
                                           Non-Standardized Average Annual Total Returns
                                      (Assuming No Surrender Charge, 5% Premium Enhancement,
                                     Managed Annuity Program or Additional Death Distribution)
--------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
           (Total Separate Account Annual Expenses: 1.75% for policy years 1 - 9 and 1.30% for policy years 10 or more)
--------------------------------------------------------------------------------------------------------------------------------
                                                               1 Year         5 Year    Inception of the       Subaccount
                                                               Ended           Ended     Subaccount to          Inception
  Subaccount                                                  12/31/01       12/31/01       12/31/01              Date
--------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                  December 13, 1999
   American Century Income & Growth                                                                            May 1, 2001
   American Century International                                                                              May 1, 2001
   Gabelli Global Growth                                                                                     October 9, 2000
   Goldman Sachs Growth                                                                                     December 13, 1999
   Great Companies - America(SM)                                                                               May 1, 2001
   Great Companies - Global/2/                                                                               October 9, 2000
   Great Companies - Technology(SM)                                                                            May 1, 2001
   Janus Global (A/T) /(1)/                                                                                 December 13, 1999
   NWQ Value Equity                                                                                         December 13, 1999
   Pilgrim Baxter Mid Cap Growth                                                                            December 13, 1999
   Salomon All Cap                                                                                          December 13, 1999
   T. Rowe Price Dividend Growth                                                                            December 13, 1999
   T. Rowe Price Small Cap                                                                                  December 13, 1999
   Van Kampen Emerging Growth                                                                                  May 1, 2001
   Alliance Growth & Income - Class B                                                                          May 1, 2001
   Alliance Premier Growth - Class B                                                                           May 1, 2001
   Capital Guardian Global/(2)/                                                                             December 13, 1999
   Capital Guardian U.S. Equity                                                                              October 9, 2000
   Capital Guardian Value/(2)/                                                                              December 13, 1999
   Dreyfus Small Cap Value                                                                                  December 13, 1999
   Dreyfus U.S. Government Securities                                                                       December 13, 1999
   Endeavor Asset Allocation                                                                                December 13, 1999
   Endeavor Enhanced Index                                                                                  December 13, 1999
   Endeavor High Yield                                                                                      December 13, 1999
   Endeavor Janus Growth                                                                                    December 13, 1999
   Jennison Growth/(2)/                                                                                     December 13, 1999
   T. Rowe Price Equity Income                                                                              December 13, 1999
   T. Rowe Price Growth Stock                                                                               December 13, 1999
   T. Rowe Price International Stock                                                                        December 13, 1999
   Janus Aspen - Aggressive Growth - Service Shares                                                          October 9, 2000
   Janus Aspen - Strategic Value - Service Shares                                                            October 9, 2000
   Janus Aspen - Worldwide Growth - Service Shares                                                           October 9, 2000
   Transamerica VIF Growth                                                                                  December 13, 1999
   Transamerica VIF Small Company                                                                              May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2                                                              May 1, 2000
   Fidelity - VIP Growth - Service Class 2                                                                     May 1, 2001
   Fidelity - VIP II Contrafund(R)- Service Class 2                                                            May 1, 2000
   Fidelity - VIP III Growth Opportunities - Service Class                                                     May 1, 2000
   Fidelity - VIP III Mid Cap - Service Class 2                                                                May 1, 2000
--------------------------------------------------------------------------------------------------------------------------------

(1) The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest your money in this subaccount.
(2) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table).

Adjusted Historical Performance. The following performance data is historic
-------------------------------
performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policy. This data does not indicate future performance.


For instance, as shown in Table 3 and Table 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative and distribution charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 3 total return figures do reflect a 5% premium enhancement. If they did not, the returns would be lower. Table 4 total return figures do not reflect a 5% premium enhancement. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Table 3 and Table 4 do not reflect the charge for any optional rider.


The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 3 - A
                               Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/
                                     (Assuming A Surrender Charge and a 5% Premium Enhancement
                                 and No Managed Annuity Program or Additional Death Distribution)
--------------------------------------------------------------------------------------------------------------------------------
                                                   Double Enhanced Death Benefit
           (Total Separate Account Annual Expenses: 2.00% for policy years 1 - 9 and 1.55% for policy years 10 or more)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                              10 Year           Corresponding
                                                                                                or                Portfolio
  Portfolio                                                     1 Year         5 Year        Inception          Inception Date
--------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                      March 1, 1994
   American Century Income & Growth                                                                              May 1, 2001
   American Century International                                                                                May 1, 2001
   Gabelli Global Growth                                                                                      September 1, 2000
   Goldman Sachs Growth                                                                                          May 3, 1999
   Great Companies - America(SM)                                                                                 May 1, 2000
   Great Companies - Global/2/                                                                                September 1, 2000
   Great Companies - Technology(SM)                                                                              May 1, 2000
   Janus Global (A/T) /(2)/                                                                                    December 3, 1992
   NWQ Value Equity                                                                                              May 1, 1996
   Pilgrim Baxter Mid Cap Growth                                                                                 May 3, 1999
   Salomon All Cap                                                                                               May 3, 1999
   T. Rowe Price Dividend Growth                                                                                 May 3, 1999
   T. Rowe Price Small Cap                                                                                       May 3, 1999
   Van Kampen Emerging Growth                                                                                   March 1, 1993
   Alliance Growth & Technology - Class B                                                                        June 1, 1999
   Alliance Premier Growth - Class B                                                                            July 14, 1999
   Capital Guardian Global                                                                                     February 3, 1998
   Capital Guardian U.S. Equity                                                                                October 9, 2000
   Capital Guardian Value                                                                                        May 27, 1993
   Dreyfus Small Cap Value                                                                                       May 4, 1993
   Dreyfus U.S. Government Securities                                                                            May 13, 1994
   Endeavor Asset Allocation                                                                                    April 8, 1991
   Endeavor Enhanced Index                                                                                       May 1, 1997
   Endeavor High Yield                                                                                           June 1, 1998
   Endeavor Janus Growth                                                                                         May 1, 1999
   Jennison Growth                                                                                            November 18, 1996
   T. Rowe Price Equity Income                                                                                 January 3, 1995
   T. Rowe Price Growth Stock                                                                                  January 3, 1995
   T. Rowe Price International Stock/(3)/                                                                       April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/                                                      September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/                                                           May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares(4)                                                         September 13, 1993
   Transamerica VIF Growth/(5)/                                                                               February 26, 1969
   Transamerica VIF Small Company                                                                                May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/                                                         October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(6)/                                                                October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/                                                       January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/                                              January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(6)/                                                          December 28, 1998
--------------------------------------------------------------------------------------------------------------------------------
   +Ten Year Date
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 3 - B
                                Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/
                                     (Assuming A Surrender Charge and a 5% Premium Enhancement
                                 and No Managed Annuity Program or Additional Death Distribution)
--------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
           (Total Separate Account Annual Expenses: 1.75% for policy years 1 - 9 and 1.30% for policy years 10 or more)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 Year           Corresponding
                                                                                                  or               Portfolio
  Portfolio                                                      1 Year         5 Year        Inception         Inception Date
--------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                       March 1, 1994
   American Century Income & Growth                                                                               May 1, 2001
   American Century International                                                                                 May 1, 2001
   Gabelli Global Growth                                                                                       September 1, 2000
   Goldman Sachs Growth                                                                                           May 3, 1999
   Great Companies - America(SM)                                                                                  May 1, 2000
   Great Companies - Global/2/                                                                                 September 1, 2000
   Great Companies - Technology(SM)                                                                               May 1, 2000
   Janus Global (A/T)  /(2)/                                                                                   December 3, 1992
   NWQ Value Equity                                                                                               May 1, 1996
   Pilgrim Baxter Mid Cap Growth                                                                                  May 3, 1999
   Salomon All Cap                                                                                                May 3, 1999
   T. Rowe Price Dividend Growth                                                                                  May 3, 1999
   T. Rowe Price Small Cap                                                                                        May 3, 1999
   Van Kampen Emerging Growth                                                                                    March 1, 1993
   Alliance Growth & Income - Class B                                                                            June 1, 1999
   Alliance Premier Growth - Class B                                                                             July 14, 1999
   Capital Guardian Global                                                                                     February 3, 1998
   Capital Guardian U.S. Equity                                                                                 October 9, 2000
   Capital Guardian Value                                                                                        May 27, 1993
   Dreyfus Small Cap Value                                                                                        May 4, 1993
   Dreyfus U.S. Government Securities                                                                            May 13, 1994
   Endeavor Asset Allocation                                                                                     April 8, 1991
   Endeavor Enhanced Index                                                                                        May 1, 1997
   Endeavor High Yield                                                                                           June 1, 1998
   Endeavor Janus Growth                                                                                          May 1, 1999
   Jennison Growth                                                                                             November 18, 1996
   T. Rowe Price Equity Income                                                                                  January 3, 1995
   T. Rowe Price Growth Stock                                                                                   January 3, 1995
   T. Rowe Price International Stock/(3)/                                                                        April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/                                                      September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/                                                            May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares/(4)/                                                       September 13, 1993
   Transamerica VIF Growth/(5)/                                                                                February 26, 1969
   Transamerica VIF Small Company                                                                                 May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/                                                          October 9, 1986
   Fidelity - VIP Growth - Service Class 2 /(6)/                                                                October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/                                                        January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/                                               January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(6)/                                                           December 28, 1998
--------------------------------------------------------------------------------------------------------------------------------
   +Ten Year Date
--------------------------------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

/(2)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
/(3)/ Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
/(5)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(6)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

------------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 4 - A
                                Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                                      (Assuming No Surrender Charge, 5% Premium Enhancement,
                                     Managed Annuity Program or Additional Death Distribution)
------------------------------------------------------------------------------------------------------------------------------------
                                                   Double Enhanced Death Benefit
           (Total Separate Account Annual Expenses: 2.00% for policy years 1 - 9 and 1.55% for policy years 10 or more)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Year         Corresponding
                                                                                                     or             Portfolio
  Portfolio                                                         1 Year         5 Year        Inception       Inception Date
------------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                        March 1, 1994
   American Century Income & Growth                                                                                May 1, 2001
   American Century International                                                                                  May 1, 2001
   Gabelli Global Growth                                                                                        September 1, 2000
   Goldman Sachs Growth                                                                                            May 3, 1999
   Great Companies - America(SM)                                                                                   May 1, 2000
   Great Companies - Global/2/                                                                                  September 1, 2000
   Great Companies - Technology(SM)                                                                                May 1, 2000
   Janus Global (A/T)/(2)/                                                                                       December 3, 1992
   NWQ Value Equity                                                                                                May 1, 1996
   Pilgrim Baxter Mid Cap Growth                                                                                   May 3, 1999
   Salomon All Cap                                                                                                 May 3, 1999
   T. Rowe Price Dividend Growth                                                                                   May 3, 1999
   T. Rowe Price Small Cap                                                                                         May 3, 1999
   Van Kampen Emerging Growth                                                                                     March 1, 1993
   Alliance Growth & Income - Class B                                                                             June 1, 1999
   Alliance Premier Growth - Class B                                                                              July 14, 1999
   Capital Guardian Global                                                                                      February 3, 1998
   Capital Guardian U.S. Equity                                                                                  October 9, 2000
   Capital Guardian Value                                                                                         May 27, 1993
   Dreyfus Small Cap Value                                                                                         May 4, 1993
   Dreyfus U.S. Government Securitie                                                                              May 13, 1994
   Endeavor Asset Allocation                                                                                      April 8, 1991
   Endeavor Enhanced Index                                                                                         May 1, 1997
   Endeavor High Yield                                                                                            June 1, 1998
   Endeavor Janus Growth                                                                                           May 1, 1999
   Jennison Growth                                                                                              November 18, 1996
   T. Rowe Price Equity Income                                                                                   January 3, 1995
   T. Rowe Price Growth Stock                                                                                    January 3, 1995
   T. Rowe Price International Stock/(3)/                                                                         April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/                                                       September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/                                                             May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares/(4)/                                                        September 13, 1993
   Transamerica VIF Growth/(5)/                                                                                 February 26, 1969
   Transmaerica VIF Small Company                                                                                  May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/                                                           October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(6)/                                                                  October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/                                                          January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/                                                 January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(6)/                                                             December 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 4 - B
                                Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                                      (Assuming No Surrender Charge, 5% Premium Enhancement,
                                     Managed Annuity Program or Additional Death Distribution)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
           (Total Separate Account Annual Expenses: 1.75% for policy years 1 - 9 and 1.30% for policy years 10 or more)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 Year         Corresponding
                                                                                                  or             Portfolio
  Portfolio                                                      1 Year         5 Year        Inception       Inception Date
------------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth                                                                                     March 1, 1994
   American Century Income & Growth                                                                             May 1, 2001
   American Century International                                                                               May 1, 2001
   Gabelli Global Growth                                                                                     September 1, 2000
   Goldman Sachs Growth                                                                                         May 3, 1999
   Great Companies - America(SM)                                                                                May 1, 2000
   Great Companies - Global/2/                                                                               September 1, 2000
   Great Companies - Technology(SM)                                                                             May 1, 2000
   Janus Global (A/T)/(2)/                                                                                    December 3, 1992
   NWQ Value Equity                                                                                             May 1, 1996
   Pilgrim Baxter Mid Cap Growth                                                                                May 3, 1999
   Salomon All Cap                                                                                              May 3, 1999
   T. Rowe Price Dividend Growth                                                                                May 3, 1999
   T. Rowe Price Small Cap                                                                                      May 3, 1999
   Van Kampen Emerging Growth                                                                                  March 1, 1993
   Alliance Growth & Income - Class B                                                                          June 1, 1999
   Alliance Premier Growth - Class B                                                                           July 14, 1999
   Capital Guardian Global                                                                                   February 3, 1998
   Capital Guardian U.S. Equity                                                                               October 9, 2000
   Capital Guardian Value                                                                                      May 27, 1993
   Dreyfus Small Cap Value                                                                                      May 4, 1993
   Dreyfus U.S. Government Securities                                                                          May 13, 1994
   Endeavor Asset Allocation                                                                                   April 8, 1991
   Endeavor Enhanced Index                                                                                      May 1, 1997
   Endeavor High Yield                                                                                         June 1, 1998
   Endeavor Janus Growth                                                                                        May 1, 1999
   Jennison Growth                                                                                           November 18, 1996
   T. Rowe Price Equity Income                                                                                January 3, 1995
   T. Rowe Price Growth Stock                                                                                 January 3, 1995
   T. Rowe Price International Stock/(3)/                                                                      April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/                                                    September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/                                                          May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares/(4)/                                                     September 13, 1993
   Transamerica VIF Growth/(5)/                                                                              February 26, 1969
   Transamerica VIF Small Company                                                                               May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/                                                         October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(6)/                                                                October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/                                                       January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/                                              January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(6)/                                                          December 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

/(2)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
/(3)/ Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the advisor to the Portfolio.
/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
/(5)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(6)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the FeeTable.)

                                  APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.


------------------------------------------------------------------------------------------------------------------------------------
Policy Form/Endorsement                                            Approximate First Issue Date
AV464 101 121 799                                                  December 1999
RGMI 1 798 (Family Income Protector Rider)                         December 1999
AV630 101 138 101                                                  May 2001
RTP 1 201 (Additional Death Distribution Rider)                    May 2001
VIAR IP 0100 (Initial Payment Guarantee)                           May 2001
RGMI 15 0301 (Managed Annuity Porgram)                             January 2002
AV710 101 147 102                                                  May 2002
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Product Feature                              AV464 101 121 799 and RGMI 1 798        AV630 101 138 101, RTP 1 201, VIAR IP
                                                                                     0100, RGMI 15 0301 and RGMI 1 798
------------------------------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment                   Yes                                     Yes
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit Option(s)   Step-Up Death Benefit--the largest      Step-Up Death Benefit--the largest policy
                                             policy value on the policy date or      value on the policy date or on any policy
                                             on any policy anniversary before        anniversary before you reach age 81; plus any
                                             you reach age 76; plus any premium      premium payments you have made since then;
                                             payments you have made since then;      minus any adjusted partial surrenders
                                             minus any adjusted partial surrenders   (discussed below) we have paid to you since
                                             (discussed below) we have paid to you   then (available if owner or annuitant is 79 or
                                             since then (available if owner or       younger).
                                             annuitant is 74 or younger).

------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period Options                    1, 3, 5, and 7 year guaranteed periods  1, 3, 5, and 7 year guaranteed periods
(available in the fixed account)             available.                              available.
------------------------------------------------------------------------------------------------------------------------------------
Minimum effective annual interest rate       3%                                      3%
applicable to the fixed account
------------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing                            Yes                                     Yes
------------------------------------------------------------------------------------------------------------------------------------
Death Proceeds                               Greatest of (a) policy value, (b) cash  Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death value, and (c) guaranteed minimum death
                                             benefit.                                benefit.
------------------------------------------------------------------------------------------------------------------------------------
Is Mortality & Expense Risk Fee different    Yes (1.10%, plus administrative charge, Yes (1.10%, plus administrative charge,
after the annuity commencement date?         regardless of the death benefit chosen  regardless of the death benefit chosen prior
                                             prior to the annuity commencement       to the annuity commencement date.)
                                             date.)

------------------------------------------------------------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Option   Yes                                     Yes
------------------------------------------------------------------------------------------------------------------------------------
Service Charge                               Annual service charge of $40 (but not   Annual service charge of $40 (but not more
                                             more than 2% of the policy value) is    than 2% of the policy value) is charged on
                                             charged on each policy anniversary and  each policy anniversary and at surrender.
                                             at surrender. The service charge is     The service charge is waived if your
                                             waived if your policy value is at       policy value is at least $100,000 or if
                                             least $100,000 or if the sum of your    the sum of your premiums, less all partial
                                             premiums, less all partial surrenders,  surrenders, is at least $100,000.
                                             is at least $100,000.

------------------------------------------------------------------------------------------------------------------------------------
Nursing Care and Terminal Condition          Yes                                     Yes
Withdrawal Option
------------------------------------------------------------------------------------------------------------------------------------
Unemployment Waiver                          Yes                                     Yes

------------------------------------------------------------------------------------------------------------------------------------
Family Income Protector Rider                Yes                                     Yes
------------------------------------------------------------------------------------------------------------------------------------
Additional Death Distribution Rider          N/A                                     Yes
------------------------------------------------------------------------------------------------------------------------------------
Initial Payment Guarantee                    N/A                                     Yes
------------------------------------------------------------------------------------------------------------------------------------
Managed Annuity Program                      N/A                                     Yes
------------------------------------------------------------------------------------------------------------------------------------

                              TRANSAMERICA EXTRA
                               VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY


                         Supplement Dated May 1, 2002

                                    to the

                         Prospectus dated May 1, 2002

                              FOR NEW JERSEY ONLY


For New Jersey policies, the optional Managed Annuity Program is as described in this supplement and not as described in the prospectus.

Managed Annuity Program

The optional "Managed Annuity Program" can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the Managed Annuity Program is added when you
---------------------------
purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.


After the rider date, the minimum annuitization value is:
 .    the minimum annuitization value on the rider date; plus
 .    any additional premium payments; minus
 .    an adjustment for any withdrawals made after the rider date;
 .    the result of which is accumulated at the annual growth rate; minus
 .    any premium taxes.


Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

 .    Life Income--An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary .
 .    Joint and Full Survivor--An election may be made for "No Period Certain" or
     "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:
IF:
 .    You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .    The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment; THEN:
 .    We will make only one (two, three, etc.) annuity payments.


Please note that if you annuitize using the Managed Annuity Program before the 10/th/ rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the Managed
--------------------------------------
Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
 .    the policy value on the date you annuitize; plus

 .    the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 .    the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 .    you annuitize on a rider anniversary; or
 .    your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).


Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity
-----------------------------
Program before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:


           --------------------------------------------------------
                Number of Years              Age Adjustment:
                   Since the           Number of Years Subtracted
                  Rider Date                 from Your Age
           --------------------------------------------------------
                     0-1                          10
           --------------------------------------------------------
                     1-2                          9
           --------------------------------------------------------
                     2-3                          8
           --------------------------------------------------------
                     3-4                          7
           --------------------------------------------------------
                     4-5                          6
           --------------------------------------------------------
                     5-6                          5
           --------------------------------------------------------
                     6-7                          4
           --------------------------------------------------------
                     7-8                          3
           --------------------------------------------------------
                     8-9                          2
           --------------------------------------------------------
                    9-10                          1
           --------------------------------------------------------
                     >10                          0
           --------------------------------------------------------


Please note that the minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments. The Managed Annuity Program does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value at any time before your 95/th/ birthday.


If you upgrade:
 .    the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and
 .    the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.


Conditions of Exercise of the Managed Annuity Program. You can annuitize using
-----------------------------------------------------
the Managed Annuity Program at any time before your 95/th/ birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.


Note Carefully:
 .    If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .    If you annuitize before the 10/th/ rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 .    If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.


Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed
--------------------------------------
Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.



Managed Annuity Program Fee. A rider fee, currently 0.35% of the minimum
---------------------------
annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.



The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.



Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination. The Managed Annuity Program will terminate upon the earliest of the
-----------
following:
 .    the date we receive written notice from you requesting termination of the
     Managed Annuity Program;
 .    annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);

 .    upgrade of the minimum annuitization value (although a new rider will be issued);
 .    termination of your policy; or
 .    30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                      TRANSAMERICA EXTRA VARIABLE ANNUITY

                                Issued through
                             SEPARATE ACCOUNT VA C

                                  Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY


                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica EXTRA Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the variable annuity are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.


Dated:  May 1, 2002

                               TABLE OF CONTENTS



                                                                                                                     Page
GLOSSARY OF TERMS.................................................................................................
THE POLICY--GENERAL PROVISIONS.....................................................................................
     Owner........................................................................................................
     Entire Contract..............................................................................................
     Misstatement of Age or Sex...................................................................................
     Addition, Deletion, or Substitution of Investments...........................................................
     Excess Interest Adjustment...................................................................................
     Reallocation of Annuity Units After the Annuity Commencement Date............................................
     Annuity Payment Options......................................................................................
     Death Benefit................................................................................................
     Death of Owner...............................................................................................
     Assignment...................................................................................................
     Evidence of Survival.........................................................................................
     Non-Participating............................................................................................
     Amendments...................................................................................................
     Employee and Agent Purchases.................................................................................
     Present Value of Future Variable Payments....................................................................
     Stabilized Payments..........................................................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...........................................................................
     Tax Status of the Policy.....................................................................................
     Taxation of Transamerica.....................................................................................
INVESTMENT EXPERIENCE.............................................................................................
     Accumulation Units...........................................................................................
     Annuity Unit Value and Annuity Payment Rates.................................................................
MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION....................................................................
ADDITIONAL DEATH DISTRIBUTION RIDER--ADDITIONAL INFORMATION........................................................
HISTORICAL PERFORMANCE DATA.......................................................................................
     Money Market Yields..........................................................................................
     Other Subaccount Yields......................................................................................
     Total Returns................................................................................................
     Other Performance Data.......................................................................................
     Hypothetical (Adjusted Historical) Performance Data..........................................................
PUBLISHED RATINGS.................................................................................................
STATE REGULATION OF TRANSAMERICA..................................................................................
ADMINISTRATION....................................................................................................
RECORDS AND REPORTS...............................................................................................
DISTRIBUTION OF THE POLICIES......................................................................................
VOTING RIGHTS.....................................................................................................
OTHER PRODUCTS....................................................................................................
CUSTODY OF ASSETS.................................................................................................
LEGAL MATTERS.....................................................................................................
INDEPENDENT AUDITORS..............................................................................................
OTHER INFORMATION.................................................................................................
FINANCIAL STATEMENTS..............................................................................................

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.


Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustments.


Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., Transamerica Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.


Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.


Beneficiary--The person who has the right to the death benefit as set forth in the policy.


Business Day--A day when the New York Stock Exchange is open for business.

Cash Value-- The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.


Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial or full surrender and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and which are not in the separate account.


Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premiums may be paid or amounts may be transferred.


Nonqualified Policy--A policy other than a qualified policy.


Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.


Participant--A person who makes premium payments or for whom premium payments are made under the policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .    premium payments (including any premium enhancement); minus
 .    partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
 .    interest credited in the fixed account; plus
 .    accumulated gains in the separate account; minus
 .    losses in the separate account; minus
 .    service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year--A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policy may be allocated.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $40, but will not exceed 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.


Surrender Charge--A percentage of each premium payment in an amount from 9% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."


Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                        THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.


Note carefully. If the owner dies and no joint owner, primary beneficiary, or
--------------
contingent beneficiary is alive or in existance on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.


When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner's life expectancy, if the first payment begins within one year of your death.


Entire Contract

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may transfer the assets of the separate account associated with the policies to another account or accounts.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates Transamerica set have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.


Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate (currently 2% per year). This is referred to as the excess interest adjustment floor. Also, upon full surrender the cash value attributable to the fixed account will not be less than 90% of your fixed account premiums and transfers of the fixed account accumulated at 3% pear year less prior surrenders and transfers. This is referred to as the net surrender value minimum.


The formula that will be used to determine the excess interest adjustment is:

                               S* (G-C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment
G = Guaranteed interest rate in effect for the policy
C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than "M". If this policy or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.
* = multiplication
+ = exponentiation

The following examples assume no premium enhancement.

                 Example 1 (Surrender, rates increase by 3%):


-------------------------------------------------------------------------------------------------------------------------
  Single premium:                                             $50,000
  Guarantee period:                                           5 Years
  Guarantee rate:                                             5.50% per annum (0.05% premium enhancement)
  Surrender:                                                  middle of policy year 2
  Policy value at middle of policy year 2                      = 50,000* (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                         = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                              = 50,000.00 * .10 = 5,000.00
  Penalty free amount at middle of policy year 2               = 6,890.27
   Amount free of excess interest adjustment                   = 6,890.27
  Amount subject to excess interest adjustment                 = 56,890.27 - 6,890.27 = 50,000.00
  Excess interest adjustment floor                             = 50,000* (1.02) /\ 1.5 = 51,507.48
  Excess interest adjustment
  G = .055
  C = .085
  M = 42
  Excess interest adjustment                                   = S* (G-C)* (M/12)
                                                               = 50,000.00 * (.055-.085) * (42/12)
                                                               = -5,250.00, excess interest adjustment cannot cause the
                                                               adjusted policy value to fall below the excess interest
                                                               adjustment floor, 51,507.48 - 56,890.27 = -5,382.79
  Adjusted policy value                                        = policy value + excess interest adjustment
                                                               = 56,890.27 + (-5,382.79) = 51,507.48
   Portion of penalty-free amount which is deducted from       = cumulative earnings
   cumulative earnings                                         = 6,890.27
   Portion of penalty-free amount which is                     = 6,890.27 - 6,890.27
   deducted from premium                                       = 0
  Surrender charges                                            = (50,000 - 0) * .08 = 4,000.00
  Net surrender value at middle of policy year 2               = 51.507.48 - 4,000.00 = 47,507.48
   Net surrender value minimum                                 = 90% * 50,000 * 1.03 /\ (1.5)
                                                               = 47,040.11
   The net surrender value of $47,507.48 is greater than the minimum of $47,040.11
------------------------------------------------------------------------------------------------------------------------------

                 Example 2 (Surrender, rates decrease by 1%):


-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                             $50,000
  Guarantee period:                                           5 Years
  Guarantee rate:                                             5.50% per annum
  Surrender:                                                  middle of policy year 2
  Policy value at middle of policy year 2                      = 50,000* (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                         = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                              = 50,000.00 * .10 = 5,000.00
  Penalty free amount at middle of policy year 2               = 6,890.27
   Amount free of excess interest adjustment                   = 6,890.27
  Amount subject to excess interest adjustment                 = 56,890.27 - 6,890.27 = 50,000.00
  Excess interest adjustment floor                             = 50,000* (1.02) /\ 1.5 = 51,507.48
  Excess interest adjustment
  G = .055
  C = .045
  M = 42
  Excess interest adjustment                                   = S* (G-C)* (M/12)
                                                               = 50,000.00 * (.055 - .045) *  (42/12) = 1,750.00
  Adjusted policy value                                        = 56,890.27 + 1,750.00 = 58,640.27
   Portion of penalty-free amount which is deducted from       = cumulative earnings
   cumulative earnings                                         = 6,890.27
   Portion of penalty-free amount which is deducted from       = 6,890.27 - 6,890.27
   premium                                                     = 0
  Surrender charges                                            = (50,000 - 0) * .08 = 4,000.00
  Net surrender value at middle of policy year 2               = 58,640.27 - 4,000.00 = 54,640.27
   Net surrender value minimum                                 = 90% * 50,000 * 1.03 /\ (1.5)
                                                               = 47,040.11
   The net surrender value of $54,640.27 is greater than the minimum of $47,040.11
-------------------------------------------------------------------------------------------------------------------------------


On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

                                   R - E + SC


R = the requested partial surrender;
E = the excess interest adjustment; and
SC = the surrender charges on (EPW - E);
where EPW = the excess partial withdrawal amount.

             Example 3 (Partial Surrenders, rates increase by 1%):


-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                             $50,000
  Guarantee period:                                           5 Years
  Guarantee rate:                                             5.50% per annum
  Partial surrender:                                          $20,000 (requested amount after penalties);
                                                              middle of policy year 2
  Policy value at middle of policy year 2                      = 50,000 * (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                          = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                               = 50,000.00 * .10 = 5,000.00
  Penalty free amount at middle of policy year 3               = 6,890.27
   Amount free of excess interest adjustment                    = 6,890.27
  Excess interest adjustment / surrender charge
    S   = 20,000 - 6,890.27 = 13,109.73
    G   = .055
    C   = .065
    M   = 42
    E   = 13,109.73 * (.055-.065)* (42/12) = -458.84
    EPW = 20,000 - 6,890.27 = 13,109.73
     To receive the full $20,000 partial surrender amount,
     we must "gross-up" the EPW amount to account for the
     surrender charges to be deducted. This is done by
     dividing the EPW by (1 - surrender charge).
     New EPW - 13,109.73/(1- .08) - 14,249.71
     SC   = .08 * (14,249.71 - (-458.84) = 1,176.68
  Remaining policy value at middle of policy year 2            = 56,890.27 - (R - E + surrender charge)
                                                               = 56,890.27 - (20,000 - (-458.84) + 1,176.68) = 35,254.75
-------------------------------------------------------------------------------------------------------------------------------

             Example 4 (Partial Surrender, rates decrease by 1%):


-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                             $50,000
  Guarantee period:                                           5 Years
  Guarantee rate:                                             5.50% per annum
  Partial surrender:                                          $20,000 (requested amount after penalties);
                                                              middle of policy year 2
  Policy value at middle of policy year 2                      = 50,000 * (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                          = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                               = 50,000.00 * .10 = 5,000.00
  Penalty free amount at middle of policy year 2               = 6,890.27
   Amount free of excess interest adjustment                    = 6,890.27
  Excess interest adjustment / surrender charge
     S   = 20,000 - 6,890.27 = 13,109.73
     G   = .055
     C   = .045
     M   = 42
     E   = 13,109.73 * (.055-.045)* (42/12) = 458.84
     EPW = 20,000 - 6,890.27 = 13,109.73
      To receive the full $20,000 partial surrender amount, we
      must "gross-up" the EPW amount to account for the
      surrender charges to be deducted. This is done by
      dividing the EPW by (1 - surrender charge).
      New EPW - 13,109.73/(1 - .08) - 14,249.71
      SC   = .08 * (14,249.71 - 458.84) = 1,103.27
  Remaining policy value at middle of policy year 2            = 56,890.27 - (R - E + surrender charge)
                                                               = 56,890.27 - (20,000 - 458.84 + 1,103.27) = 36,245.84
-------------------------------------------------------------------------------------------------------------------------------


Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Managed Annuity Program or Initial Payment Guarantee. See the "Stabilized Payments" section of this SAI.


During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (other than payments under the Managed Annuity Program) the tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

          Annuity Commencement Date                  Adjusted Age
          -------------------------                  ------------
                 Before 2010                          Actual Age
                  2010-2019                       Actual Age minus 1
                  2020-2026                       Actual Age minus 2
                  2027-2033                       Actual Age minus 3
                  2034-2040                       Actual Age minus 4
                 After 2040                  As Determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Managed Annuity Program annuity payments.


Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount as of the first business day of each month.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:
(1) is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Double Enhanced death benefit this amount is equal to the annually compounding value at the beginning of the year multiplied by 6%, less prior gross partial surrenders during the policy year. For the Return of Premium death benefit this amount is equal to zero;
(2) is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);
(3) is the adjustment factor = current death benefit after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

-------------------------------------------------------------------------------------------------------------------------------
                                   Example 1
                          (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------------
  $75,000    current guaranteed minimum death benefit before surrender
  $50,000    current policy value before surrender
  $75,000    current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
  6%         current surrender charge percentage
  $15,000    Requested surrender (requested amount including penalties)
  $ 3,000    Remaining guaranteed minimum death benefit adjustment free amount
  $ 5,000    Surrender charge-free amount (assumes penalty free surrender is available)
  $10,000    excess partial surrender (amount subject to surrender charge)
  $   100    excess interest adjustment (assumes interest rates have decreased since initial guarantee)
  $   594    Surrender charge on (excess partial surrender less excess interest adjustment)
             = 0.06* (10,000 - 100)
  $10,494    Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594
  $15,494    Total Gross Partial Surrender
  $22,140    adjusted partial surrender = 3,000 + (5,000 + 10,494 - 3,000) * (75,000 - 3,000) / (50,000 -
             3,000)
  $52,860    new guaranteed minimum death benefit (after surrender) = 75,000 - 22,140
  $34,506    new policy value (after surrender) = 50,000 - 15,494
-------------------------------------------------------------------------------------------------------------------------------


Summary:
Reduction in guaranteed minimum death benefit        = $22,140
Reduction in policy value                            = $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.




-------------------------------------------------------------------------------------------------------------------------------
                                                       Example 2
                                              (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------------
  $50,000    current guaranteed minimum death benefit before surrender
  $75,000    current policy value before surrender
  $75,000    current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
  6%         current surrender charge percentage
  $15,000    requested surrender (requested amount including penalties)
  $ 1,000    Remaining guaranteed minimum death benefit adjustment free surrender amount
  $ 7,500    surrender charge-free amount (assumes penalty free surrender is available)
  $ 7,500    excess partial surrender (amount subject to surrender charge)
  $  -100    excess interest adjustment (assumes interest rates have increased since initial guarantee)
  $   456    surrender charge on (excess partial surrender less excess interest adjustment)
             = 0.06*[(7500 - (- 100)]
  $ 8,056    reduction in policy value due to excess partial surrender
             = 7500 - (- 100) + 456 = 7500 + 100 + 456
  $15,556    Total gross partial surrender = 7,500 + 8,056
  $15,556    adjusted partial surrender = 1,000 + (7,500 + 8056 - 1,000) * (75,000 - 1,000) / (75,000 - 1,000)
  $34,444    new guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
  $59,444    new policy value (after surrender) = 75,000 - 15,556
-------------------------------------------------------------------------------------------------------------------------------


Summary:
Reduction in guaranteed minimum death benefit        = $15,556
Reduction in policy value                            = $15,556


Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to an annuity
-------------------------
commencement date, the death benefit must (1) be distributed within five years of the date of the deceased's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased's death. If the sole beneficiary is the deceased's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.


Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.


Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

------------------------------------------------------------------------------------------------------------------------------------

                                      Hypothetical Changes in Annuity Units with Stabilized Payments*
------------------------------------------------------------------------------------------------------------------------------------
AIR                                           5.00%
------------------------------------------------------------------------------------------------------------------------------------
Life & 10 Years Certain
------------------------------------------------------------------------------------------------------------------------------------
Male aged 65
------------------------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
------------------------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
------------------------------------------------------------------------------------------------------------------------------------
At Issue:       January 1
------------------------------------------------------------------------------------------------------------------------------------
                  February 1
------------------------------------------------------------------------------------------------------------------------------------
                   March 1
------------------------------------------------------------------------------------------------------------------------------------
                   April 1
------------------------------------------------------------------------------------------------------------------------------------
                    May 1
------------------------------------------------------------------------------------------------------------------------------------
                    June 1
------------------------------------------------------------------------------------------------------------------------------------
                    July 1
------------------------------------------------------------------------------------------------------------------------------------
                   August 1
------------------------------------------------------------------------------------------------------------------------------------
                 September 1
------------------------------------------------------------------------------------------------------------------------------------
                  October 1
------------------------------------------------------------------------------------------------------------------------------------
                  November 1
------------------------------------------------------------------------------------------------------------------------------------
                  December 1
------------------------------------------------------------------------------------------------------------------------------------
                  January 1
------------------------------------------------------------------------------------------------------------------------------------
                  February 1
------------------------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are % Separate Account Charge and % portfolio expenses. If higher expenses were charged, the numbers would be lower.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain
-------------------------
specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant.

If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss.1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica, therefore, reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is received, whichever is later. The value of an accumulation unit for the subaccounts was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.


An index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.


The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:
         (1)  the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period; plus
         (2)  the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period; plus or minus
         (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;
     (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.
     (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

     Illustration of Separate Account Accumulation Unit Value Calculations
                    (Assume Double Enhanced Death Benefit)
                     ------------------------------------

      Formula and Illustration for Determining the Net Investment Factor


Net Investment Factor = (A + B - C) - E
                        -----------
                              D

       Where: A =  The net asset value of an underlying fund share as of the end of the current valuation period.
                   Assume............................................ A = $11.57

              B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                   Assume..................................................B = 0

              C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                   Assume..................................................C = 0

              D = The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
                   Assume..............................................D= $11.40

              E = The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 2.00% on an annual basis; On a daily basis, this equals .000054255.

Then, the net investment factor = (11.57 + 0 - 0) - .000054255 = Z = 1.014858026.
                                  ---------------
                                      (11.40)

       Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

       Where: A =The accumulation unit value for the immediately preceding valuation period.
                 Assume........................................................................... = $X

              B =The net investment factor for the current valuation period.
                 Assume........................................................................... = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates


The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by
(c), where:

    (a) is the variable annuity unit value on the immediately preceding business day;
    (b) is the net investment factor for the valuation period; and
    (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.


The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C


    Where:    A =annuity unit value for the immediately preceding valuation period.
                 Assume.......................................................................  = $X

              B =Net investment factor for the valuation period for which the annuity unit value is being calculated.
                 Assume.......................................................................  = Y

              C =A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
                 Assume.......................................................................  = Z


Then, the annuity unit value is:
          $X * Y * Z = $Q

              Formula and Illustration for Determining Amount of
                    First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                         $1,000

       Where: A =The adjusted policy value as of the annuity commencement date.
                 Assume........................................................................ .= $X

              B =The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                 Assume........................................................................ .= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

     Formula and Illustration for Determining the Number of Annuity Units
             Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

       Where: A =The dollar amount of the first monthly variable annuity payment.
                 Assume........................................................................  .= $X

              B =The annuity unit value for the valuation date on which the first monthly payment is due.
                 Assume........................................................................  .= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

               MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION


The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Managed Annuity Program" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:
     .   there were no subsequent premium payments or surrenders;
     .   there were no premium taxes;
     .   the $100,000 premium is subject to the Managed Annuity Program;
     . the annuitant is (or both annuitants are) 60 years old when the rider is issued;
     . the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Managed Annuity Program); and
     .   there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an annual assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% annual assumed investment return).

Life Only = Life Annuity with No Period Certain  Life 10 = Life Annuity with 10
                                                           Years Certain


------------------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at
  Exercise Date                        Male                              Female                      Joint & Survivor
------------------------------------------------------------------------------------------------------------------------------------
                            Life Only         Life 10         Life Only        Life 10         Life Only       Life 10
------------------------------------------------------------------------------------------------------------------------------------
       10 (age 70)            $ 1,112          $ 1,049          $ 1,035           $ 999            $ 876         $ 872
------------------------------------------------------------------------------------------------------------------------------------
           15                   2.212            1,824            2,075           1,788            1,336         1,349
------------------------------------------------------------------------------------------------------------------------------------
       20 (age 80)              3,759            2,707            3,605           2,694            2,200         2,117
------------------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:



--------------------------------------------------------------------------------------------------------------------
                                   EXAMPLE 1
--------------------------------------------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base on last policy anniversary:                           $10,000
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base at time of distribution:                              $10,500
--------------------------------------------------------------------------------------------------------------------
 .    policy value at time of distribution:                                     $15,000
--------------------------------------------------------------------------------------------------------------------
 .    distribution amount:                                                      $500
--------------------------------------------------------------------------------------------------------------------
 .    prior distribution in current policy year:                                None
--------------------------------------------------------------------------------------------------------------------
                                 Calculations
--------------------------------------------------------------------------------------------------------------------
 .    maximum annual free amount:                                               $10,000 x 6% = $600
--------------------------------------------------------------------------------------------------------------------
 .    policy value after distribution:                                          $15,000 - $500 = $14,500
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base after distribution:  since the distribution           $10,500 - $500 = $10,000
     amount was less than the maximum annual adjustment free
     amount
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                   EXAMPLE 2
--------------------------------------------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base on last policy anniversary:                           $10,000
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base at time of distribution:                              $10,500
--------------------------------------------------------------------------------------------------------------------
 .    policy value at time of distribution:                                     $15,000
--------------------------------------------------------------------------------------------------------------------
 .    distribution amount:                                                      $1,500
--------------------------------------------------------------------------------------------------------------------
 .    prior distribution in current policy year:                                $1,000
--------------------------------------------------------------------------------------------------------------------
                                 Calculations
--------------------------------------------------------------------------------------------------------------------
 .    maximum annual free amount:                                               $0.0
--------------------------------------------------------------------------------------------------------------------
     (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------
 .    policy value after distribution:                                          $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------------
     (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base after distribution:                                   $10,500 - (10% x $10,500) = $9,450
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                   EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base on last policy anniversary:                     $10,000
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base at time of distribution:                        $10,500
--------------------------------------------------------------------------------------------------------------------
 .    policy value at time of distribution:                               $7,500
--------------------------------------------------------------------------------------------------------------------
 .    distribution amount:                                                $1,500
--------------------------------------------------------------------------------------------------------------------
 .    prior distribution in current policy year:                          $1,000
--------------------------------------------------------------------------------------------------------------------
                                 Calculations
--------------------------------------------------------------------------------------------------------------------
 .    maximum annual free amount:                                         $0.0
--------------------------------------------------------------------------------------------------------------------
     (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------
 .    policy value after distribution:                                    $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------------
     (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------------------------------------------
 .    minimum income base after distribution:                             $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------------------



The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females. Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

         ADDITIONAL DEATH DISTRIBUTION RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Distribution benefit payable by this rider as well as the effect of a surrender on the additional death benefit amount.


                                    Example 1
-----------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                            $100,000
-----------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                       $25,000
-----------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                             $30,000
-----------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender (greatest of Policy Value, Cash Value, and GMDB)                        $150,000
-----------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date  - Premiums paid           $25,000
after Rider Date = $150,000 - $100,000 - $25,000):
-----------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                       $5,000
-----------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):          $200,000
-----------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date + Surrenders since          $80,000
Rider Date that exceeded Rider Earnings at time of Surrender =
$200,000 - $100,000 - $25,000 + $5,000):
-----------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*                 $32,000
$80,000):
-----------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount:                 $232,000
-----------------------------------------------------------------------------------------------------------------------------

                                   Example 2
-----------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                            $100,000
-----------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                       $0
-----------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                             $0
-----------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):          $75,000
-----------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date + Surrenders since          $0
Rider that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-----------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):            $0
-----------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount:                 $75,000
-----------------------------------------------------------------------------------------------------------------------------


                          HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =  Per unit expenses of the subaccount for the 7-day period.
UV =  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

Transamerica may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =   Per unit expenses of the subaccount for the 7-day period.
UV =   The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Endeavor Money Market Subaccount was _____%, and the effective yield was _____% for the Annual Step-Up Death Benefit for policy years 1 - 9 with a total mortality and expense fee and administrative charge of 1.75%. For the seven days ended December 31, 2001, the yield of the Endeavor Money Market Subaccount was _____% and the effective yield was _____% for the Annual Step-Up Death Benefit for policy years 10 or more with a total mortality and expense fee and administrative charge of 1.55%. There is no yield or effective yield for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of 2.00% for policy years 1 - 9 and 1.55% for policy years 10 or more; or the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.75% for policy years 1 - 9 and 1.30% for policy years 10 or more for the seven days ended December 31, 2001, because those death benefits were not available during that period.


Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's0 unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account's underlying portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                              P (1 + T)/N/ = ERV

Where:
T   =  The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   =  A hypothetical initial payment of $1,000.
N   =  The number of years in the period.

Other Performance Data


Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                               CTR = (ERV / P)-1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV =  The ending redeemable value of the hypothetical investment at the end of the period.
P   =  A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Hypothetical (Adjusted Historical) Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the safety or investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                       STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

Transamerica performs administrative services for the policy. These services include issuance of the policy, maintenance of records concerning the policy, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                         DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000 and 1999 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $____________, $4,671,982.44 and $310,880.08, respectively.


                                 VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund.

Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                OTHER PRODUCTS

Transamerica makes other variable annuities available that may also be funded through the separate account. These variable annuities may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the subaccounts of Separate Account VA C, which were available for investment by the Transamerica EXTRA Variable Annuity contract owners as of December 31, 2001, and for each of the two years in the period then ended,, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.


                               OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of Separate Account VA C which are available for investment by the Transamerica EXTRA Variable Annuity contract owners are contained herein. The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C         OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

         (a)   Financial Statements

               All required financial statements are included in Part B of this Registration Statement.

         (b)   Exhibits:


               (1)  (a)  Resolution of the Board of Directors of PFL Life
                         Insurance Company authorizing establishment of the Mutual Fund Account. Note 4

               (2)       Not Applicable.

               (3)  (a)  Principal Underwriting Agreement by and between PFL
                         Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 5

                    (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5

               (4)  (a)  Form of Group Master Policy and Optional Riders for the
                         Endeavor Generations Plus Variable Annuity. Note 4

                    (b) Form of Group Certificate for the Endeavor Generations Plus Variable Annuity. Note 4

                    (c) Form of Individual Policy for the Endeavor Generations Plus Variable Annuity. Note 4

                 (c)(1)  Form of Policy for the Separate Account VA C.
                         Note 12

                 (c)(2) Form of Policy Endorsement (Additional Death Distribution). Note 12


                 (c)(3)  Form of Policy Endorsement (Initial Payment Guarantee).
                         Note 12

                 (c)(4)  Form of Policy Endorsement (Managed Annuity Program),
                         Note 14


                 (c)(5)  Form of Policy for Separate Account VA C. Note 15


               (5)  (a)  Form of Group Master Application for the Endeavor
                         Generations Plus Variable Annuity. Note 4

                    (b) Form of Group Certificate Enrollment Application for the Endeavor Generations Plus Variable Annuity. Note 4

                    (c) Form of Individual Application for the Endeavor Generations Plus Variable Annuity. Note 4

                 (c)(1) Form of Individual Application for the Separate Account VA C. Note 12

                 (c)(2) Form of Individual Application for the Separate Account VA C. Note 15


               (6)  (a)  Articles of Incorporation of PFL Life Insurance
                         Company. Note 1

                    (b)  ByLaws of PFL Life Insurance Company. Note 1

               (7)       Not Applicable.

               (8)  (a)  Participation Agreement by and between PFL Life
                         Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 2

                 (a)(1) Amendment No.6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 5


                 (a)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 10

                    (b) Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company, and Addendums thereof. Note 3.

                 (b)(1) Amendment No.12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company. AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 5.

                 (b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 10


                 (b)(3) Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 12

                    (c) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 8.


              (8)(c)(1)  Termination of Participation Agreement
                         (Transamerica). Note 14.

              (8)(c)(2)  Participation Agreement (Transamerica).
                         Note 14.

              (8)(c)(3)  Addendum to Participation Agreement
                         (Transamerica). Note 14.

                    (d) Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 6.

                 (d)(1) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

                 (d)(2) Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 12

                 (d)(3) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

                 (d)(4) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

                 (d)(5) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                         Note 13

                    (e) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 7.

                 (e)(1) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

                 (e)(2) Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

                 (e)(3) Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

                    (f) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 9

                 (f)(1) Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10

                 (8)(g) Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 11


                  (g)(1) Amendment No.2 to Participation Agreement by
                         and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note

          (9)       Opinion and Consent of Counsel. Note 4

          (10) (a)  Consent of Independent Auditors. Note 15


          (10) (b)  Opinion and Consent of Actuary. Note 15


          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations. Note 12

          (14) Powers of Attorney. (P.S. Baird, C.D. Vermie, W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5 (Bart Herbert, Jr.) Note 12.
Note 1. Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity Initial Filing to Form N-4 Registration Statement (File No. 333-26209) on April 30, 1997.

Note 2. Incorporated herein by reference to the Endeavor Series Trust Post-Effective Amendment No. 14, Exhibit No. 6 (File No. 33-27352), filed on April 29, 1996.

Note 3. Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 4. Filed with the Initial Filing of Form N-4 Registration Statement (333-83957) on July 29, 1999.

Note 5. Filed with Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 83957) on December 8, 1999.

Note 6. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 7. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 8. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-83957) on April 28, 2000

Note 9. Incorporated by reference to Post-effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.

Note 10. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-83957) on October 3, 2000.

Note 11. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 12. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-83957) on April 27, 2001.

Note 13. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63080) on September 13, 2001.

Note 14. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085 on October 2, 2001.


Note 15.  To be filed by amendment.

     Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

       Name and Business Address                                   Principal Positions and Offices with Depositor
       -------------------------                                   ---------------------------------------------
       Larry N. Norman                                             Director and President
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Patrick S. Baird                                            Director, Senior Vice President and Chief Operating
       4333 Edgewood Road, N.E.                                    Officer
       Cedar Rapids, Iowa 52499-0001

       Craig D. Vermie                                             Director, Vice President, Secretary and General Counsel
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Douglas C. Kolsrud                                          Director, Senior Vice President, Chief Investment
       4333 Edgewood Road, N.E.                                    Officer and Corporate Actuary
       Cedar Rapids, Iowa 52499-0001

       Bart Herbert, Jr.                                           Director, Executive Vice President and
       4333 Edgewood Road, N.E.                                    Chairman of the Board
       Cedar Rapids, Iowa 52499-0001

       Robert J. Kontz                                             Vice President and Corporate Controller
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Brenda K. Clancy                                            Vice President, Treasurer and Chief Financial Officer
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

     Item 27. Number of Contract Owners

                  As of December 31, 2001, there were _____ Contract owners.


     Item 28. Indemnification

     The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                     -------
     indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

     Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29. Principal Underwriters

                  AFSG Securities Corporation
                  4333 Edgewood Road, N.E.
                  Cedar Rapids, Iowa 52499-0001

     The directors and officers of AFSG Securities Corporation are as follows:

     Larry N. Norman                                      Anne Spaes
     Director and President                               Director and Vice President

     Frank A. Camp
     Secretary

     Lisa Wachendorf                                      Linda Gilmer
     Director, Vice President and                         Treasurer/Controller
     Chief Compliance Officer

     Thomas R. Moriarty                                   Priscilla Hechler
     Vice President                                       Assistant Vice President and Assistant Secretary

     Emily Bates                                          Thomas Pierpan
     Assistant Treasurer                                  Assistant Vice President and Assistant Secretary

     Clifton Flenniken                                    Darin D. Smith
     Assistant Treasurer                                  Vice President and Assistant Secretary

     The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $___________, $4,671,982.44 and $ 10,403.61 from the Registrant for the year ending December 31, 2001, December 31, 2000 and December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamercia at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 16th day of January, 2002.


                                    SEPARATE ACCOUNT VA C

                                    TRANSAMERICA LIFE INSURANCE
                                    COMPANY
                                    Depositor
                                                                    *
                                    _________________________________
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                              Title                         Date
----------                              -----                         ----
                         *              Director                      ________________
__________________________
Bart Herbert, Jr.
                         *              Director                      ________________
__________________________
Patrick S. Baird

                         *              Director                      ________________
__________________________
Larry N. Norman               (Principal Executive Officer)

/s/ Craig D. Vermie                     Director                      January 16, 2002
--------------------------
Craig D. Vermie

                         *              Director                      ________________
__________________________
Douglas C. Kolsrud

                         *              Vice President and            ________________
__________________________
Robert J. Kontz                         Corporate Controller

                         *              Vice President, Treasurer     ________________
__________________________
Brenda K. Clancy                        and Chief Financial Officer


*By Craig D. Vermie, Attorney-in-Fact